CHASE VISTA INTERNATIONAL EQUITY FUNDS


                          [CHASE VISTA FUNDS(SM) LOGO]

                                     ANNUAL
                                     REPORT
                            -----------------------

                 Chase Vista(SM). Make the Powerful Connection.



                           CHASE VISTA EUROPEAN FUND

                        CHASE VISTA SOUTHEAST ASIAN FUND

                             CHASE VISTA JAPAN FUND

                     CHASE VISTA LATIN AMERICAN EQUITY FUND

                     CHASE VISTA INTERNATIONAL EQUITY FUND






                                October 31, 1998                    ANIEI-2-1298

Highlights

European markets performed well, while Japanese, Asian and Latin American markets declined.

o Generally favorable economic conditions, falling interest rates and the ongoing wave of corporate restructurings helped lift European stock prices.

o Japan's weak economy and troubled banking sector kept stock prices under pressure.

o The Asian economic crisis weighed heavily on stock markets along the Pacific Rim and had a major spillover effect on most Latin American markets.


--------------------------------------------------------------------------------
CONTENTS
--------------------------------------------------------------------------------

Chairman's Letter                                                              3

Chase Vista European Fund
  Fund Commentary o Portfolio of Investments                                   4

Chase Vista Southeast Asian Fund
  Fund Commentary o Portfolio of Investments                                  15

Chase Vista Japan Fund
  Fund Commentary o Portfolio of Investments                                  24

Chase Vista Latin American Equity Fund
  Fund Commentary o Portfolio of Investments                                  31

Chase Vista International Equity Fund
  Fund Commentary                                                             38

Fund Financial Statements                                                     43

Portfolio Financial Statements                                                62


--------------------------------------------------------------------------------
  INVESTMENTS IN THE FUNDS ARE NOT DEPOSITS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK, AND THE SHARES ARE NOT INSURED BY THE FDIC, FEDERAL
   RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENTS IN MUTUAL FUNDS
    INVOLVE RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.
--------------------------------------------------------------------------------

                      Chase Vista Family of Mutual Funds
                               Chairman's Letter

                                                                December 1, 1998
Dear Shareholder:


We are pleased to present this annual report for the following Chase Vista International Funds for the year ended October 31, 1998:


European Fund
Southeast Asian Fund
Japan Fund
Latin American Equity Fund
International Equity Fund


European stocks record good investment results amidst worries in Asia

Generally good economic and corporate news propelled European stocks higher. Southeast Asian and Latin American markets were negatively affected by the economic crisis along the Pacific Rim. Japanese markets declined due to lingering economic woes and troubles in the country's banking industry.

In most European countries, interest rates fell and inflation was benign. The decline in rates helped make equities more attractive compared to fixed-rate instruments. Europe also benefited from the ongoing wave of corporate restructurings, which has helped companies reduce costs and improve productivity.

The Japanese stock market struggled throughout much of the period. Early in 1998, stocks advanced strongly after the government announced it would unveil an economic stimulus package, but that rally faded when, upon closer inspection, investors saw that the plan was heavy on public works projects and light on tax reduction.

The Asian economic crisis weighed heavily on stock prices along the Pacific Rim during the last three months of 1997, but some countries, particularly those that elected to abide by the International Monetary Fund's recommendations, saw a slight rebound in their markets midway through the period.

Latin American markets recorded mixed investment results, as the economic problems in southeast Asia had a spillover effect on its performance. Latin American markets were also negatively affected by the global liquidity crisis ignited last summer by the financial crisis in Russia.


Sincerely yours,

/s/ Fergus Reid

Fergus Reid
Chairman

                           Chase Vista European Fund
                             as of October 31, 1998
                                  (unaudited)

Fund Facts



                   Objective         Capital growth
         Primary investments         Common stocks of established
                                     companies
                                     in Western Europe
 Suggested investment time frame     Long-Term
                Market benchmark     MSCI Europe Index
           Lipper Funds category     European Funds Average

                                     Class A           Class B
                                     -------------     ------------
                  Inception date     11/2/95           11/3/95
                Newspaper symbol     Europe            Not listed
                      Net assets     $33.7 Million     $9.4 Million

Investment Style/Market Cap

-------------------------
|       |       |       |
|       |       |   X   | Large
|       |       |       |
-------------------------
|       |       |       |
|       |       |       | Med.
|       |       |       |
-------------------------
|       |       |       |
|       |       |       | Small
|       |       |       |
-------------------------
  Value   Blend   Growth

                           Chase Vista European Fund
                             as of October 31, 1998
                                  (unaudited)

How the Fund Performed

Chase Vista European Fund, which seeks long-term growth of capital by investing primarily in the common stocks of established companies in Western Europe, provided shareholders with a total return of 18.71% (Class A shares, without sales charges) for the one-year period ended October 31, 1998.


How the Fund Was Managed

Good stock selection, a favorable economic environment and optimism over the creation of the 11-country European Monetary Union were chiefly responsible for the Fund's investment results.

In the first six months of the fiscal year, the Fund enjoyed good performance from companies across many industries that benefited from continued growth on the continent. These included ACS, a building and construction company in Spain; BNP, a French bank; and Mannesmann, a German engineering and telecommunications company.

As the period progressed and signs of a temporary slowdown in economic activity began to affect investor sentiment, the Fund increased its exposure to defensive industries, such as utilities and telecommunications, to help protect shareholder capital. This strategy proved effective when stocks sold off in late July and August due to the global liquidity crisis ignited by Russia's financial problems. The Fund used the market pullback to add to existing holdings selling at favorable prices and establish new positions in attractively priced companies with above average earnings prospects.


Where the Fund May Be Headed

The economic backdrop is still positive for European equities. Corporations continue to restructure operations and improve profitability. Inflation remains under control on the continent, and interest rates are still declining in many countries. Additionally, despite the generally good performance recorded by European stocks over the past few years, valuations, on balance, remain relatively attractive.

The launch of the European Monetary Union on January 1, 1999 should also be a positive for stocks on the continent. The EMU will create a market comparable in size to that of the U.S. as well as a single currency. However, given the uncertainty of the global economy and, therefore, the earnings prospects of many companies, stock selection will be key in achieving superior investment results in the year ahead.

                           Chase Vista European Fund
                             as of October 31, 1998
                                  (unaudited)

How Much of the Fund Was Invested


[PIE CHART]

Cash/Other          12.3%
Investments         87.7%


What the Fund Invested In
Percentage of Total Portfolio Investments

[PIE CHART]

Finland                3.3%
France                14.9%
Germany               18.8%
Greece                 1.5%
Ireland                3.7%
Italy                  7.1%
Netherlands            6.7%
Portugal               2.9%
Spain                  4.4%
Sweden                 1.3%
Switzerland            6.9%
United Kingdom        27.6%
Other                  0.9%


Top Ten Equity Holdings

 1. Olivetti Group SPA (3.6%) Manufactures office and computer equipment, office furniture and furnishings, component parts, specialized information systems and telecommunications services.

 2. MobilCom AG (3.5%) Provides mobile telephone service by buying air time from licensed providers and reselling it to consumers through its own sales and service organization.

 3. Total SA, B Shares (3.1%) Produces, refines, transports and markets oil and natural gas. The Company also operates a chemical division which produces rubber, paint, ink, adhesives and resins.

 4. Roche Holding AG (2.9%) Develops pharmaceuticals and drugs, fine chemicals and vitamins, fragrances and flavors, diagnostic equipment and liquid crystals.

 5. Novartis AG (Registered) (2.8%) Manufactures healthcare products for use in a broad range of medical fields, as well as nutritional and agricultural products.

 6. Banco Comercial Portugues, SA (2.6%) A commercial bank offering money management, brokerage and insurance to clients.

 7. Vodafone Group PLC (2.5%) Provides telecommunications services which include cellular radio, wide area paging, distribution, packet radio and value added network services.

 8. Jarvis PLC (2.5%) A construction company operating throughout the United Kingdom. The Company's divisions comprise building, civil engineering, specialist joinery and shopfitting.

 9. Nokia Oyj, A Shares (2.5%) Develops and manufactures mobile phones, networks and systems for cellular and fixed networks. The Company also develops and supplies access networks and other telecom related products.

10. British Aerospace (2.4%) The Company produces military aircraft, satellites, guidance weapons and other systems.


Top 10 equity holdings comprised 28.4% of Fund's market value of investments. Fund holdings are subject to change at any time.

                           Chase Vista European Fund
                             as of October 31, 1998
                                  (unaudited)

Average Annual Total Returns+

This table shows the average annual total returns. This is where you can see the Fund's short-term performance, which, as with the stock markets, tends to be more volatile than the long-term trend.

                                                           Since
                                                         Inception
                                      1 Year             (11/2/95)
                                      ------             ---------
 Class A Shares
  Without Sales Charge                18.71%               22.49%
  With Sales Charge*                  11.89%               20.10%
 Class B Shares
  Without CDSC                        17.89%               21.64%
  With CDSC**                         12.89%               20.96%

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

The Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

* Sales charge on Class A Shares is 5.75%.

** Assumes 5% CDSC (contingent deferred sales charge) for the one year period and a 4% CDSC for the period since inception.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxations policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations. The fund may be also subject to the additional risk of non-diversified "regional" fund investing.

+ The Fund commenced operations on 11/2/95. Class B Shares were introduced on 11/3/95. Investors should note that information presented for Class B Shares prior to their introduction is based upon historical expenses of the predecessor Class A Shares, which are lower than the actual expenses of the B Shares.

                           Chase Vista European Fund
                             as of October 31, 1998
                                  (unaudited)

Life of Fund Performance

This chart shows what the long-term growth would have been of a hypothetical $10,000 investment in the Chase Vista European Fund compared to its key benchmarks. This is where you see the Fund's long-term trend. This chart is for illustrative purposes only.

[LINE CHART]

               Lipper European       Chase Vista        MSCI Europe
                Funds Average       European Fund          Index
               ---------------      -------------       -----------
1995                 9,425             10,000              10,000
1996                11,383             11,796              11,792
1997                14,592             14,910              14,221
1998                17,323             17,591              16,223


Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

This chart illustrates comparative performance for $10,000 invested in Class A Shares of Chase Vista European Fund, the Lipper European Funds Average and the MSCI Europe Index from November 2, 1995 to October 31, 1998. The performance of the Fund assumes the reinvestment of all dividends and capital gains and includes a 5.75% sales charge. The performance of the average and the index does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains on the securities included in the benchmark.

The Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

The Lipper European Funds Average represents the average performance of a universe of 91 actively managed mutual funds that invest in European stocks. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

The MSCI Europe Index is a replica (or model) of the performance of the European markets. The index is unmanaged and reflects the reinvestment of dividends. An individual cannot invest directly in the index.

International investing involves a greater degree of risk and increased volatility. Changes in currency and exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations. The Fund may also be subject to the additional risk of non-diversified "Regional" fund investing.

Chase Vista European Fund
Portfolio of Investments October 31, 1998


Shares      Issuer                               Value (USD)
-------------------------------------------------------------
Long Term Investments -- 87.6%
-------------------------------------------------------------
            Common Stock -- 86.9%
            ---------------------
            Austria -- 0.3%
            Oil & Gas -- 0.3%
   1,671      Schoeller-Bleckmann Oilfield
                Equipment AG                        $ 110,424
                                                    ---------
            Finland -- 3.1%
            Food/Beverage Products -- 0.8%
  25,240      Raisio Group PLC                        340,647
            Telecommunications -- 2.3%
  11,017      Nokia Oyj, A Shares                   1,002,560
                                                    ---------
            Total Finland                           1,343,207
                                                    ---------
            France -- 13.8%
            Automotive -- 1.2%
   2,731      Equipments et Composants pour
                 l'Industries Automobile              518,494
            Appliances & Household Durables -- 0.3%
   8,880      Moulinex*                               150,533
            Banking -- 1.9%
  11,548      Credit Commercial de France             810,893
            Computer Software/Services -- 2.0%
   5,784      Cap Gemini Sogeti SA                    869,129
            Diversified -- 1.9%
  20,865      Lagardere SA                            839,575
            Entertainment/Leisure -- 0.3%
   5,831      Parc Asterix, SA                        146,801
            Insurance -- 1.1%
  14,210      CNP Assurances                          483,054
            Oil & Gas -- 4.7%
   6,560      Elf Aquitaine SA                        759,074
  10,960      Total SA, B Shares                    1,264,264
                                                    ---------
                                                    2,023,338
                                                    ---------
            Retailing -- 0.4%
     920      Castorama Dubois Investisse             164,071
                                                    ---------
            Total France                            6,005,888
                                                    ---------
            Germany -- 11.8%
            Automotive -- 0.6%
  11,405      Kolbenschmidt Pierburg AG               239,645

              See notes to financial statements.

Chase Vista European Fund
Portfolio of Investments October 31, 1998 (continued)

Shares       Issuer                                   Value (USD)
-------------------------------------------------------------
Long Term Investments -- (continued)
-------------------------------------------------------------------
             Banking -- 2.2%
   24,765      BHF-Bank AG                               $ 953,261
             Capital Goods -- 0.7%
    3,221      Mannesmann AG                               317,009
             Food/Beverage Products -- 1.4%
   13,789      Kamps AG*                                   626,100
             Insurance -- 3.1%
    2,138      Allianz AG Holding                          733,245
    1,288      Muenchener Rueckversicherungs-
                 Gesellschaft AG*                          589,493
       71      Muenchener Rueckversicherungs-
                 Gesellschaft AG, New Shares*               32,324
                                                         ---------
                                                         1,355,062
                                                         ---------
             Pharmaceuticals -- 0.5%
    2,900      Gehe AG                                     218,002
             Telecommunications -- 3.3%
    4,862      MobilCom AG                               1,412,060
                                                         ---------
             Total Germany                               5,121,139
                                                         ---------
             Greece -- 1.4%
             Telecommunications -- 1.4%
   23,532      STET Hellas Telecommunications SA,
                 ADR*                                      617,715
                                                         ---------
             Ireland -- 3.4%
             Banking -- 1.1%
   26,825      Bank of Ireland                             493,264
             Computer Software/Services -- 0.4%
    6,708      IONA Technologies PLC, ADR*                 177,762
             Real Estate -- 0.9%
   73,443      Green Property PLC                          375,135
             Telecommunications -- 1.0%
   14,413      Esat Telecom Group PLC, ADR*                435,993
                                                         ---------
             Total Ireland                               1,482,154
                                                         ---------
             Italy -- 6.6%
             Banking -- 0.7%
   20,787      Istituto Bancario San Paolo di Torino       305,803
             Printing & Publishing -- 2.5%
  120,755      Poligrafici Editoriale SPA                  256,518
  681,096      Seat Pagine Gialle SPA*                     556,285

              See notes to financial statements.

Chase Vista European Fund
Portfolio of Investments October 31, 1998 (continued)

Shares       Issuer                                    Value (USD)
----------------------------------------------------------------
Long Term Investments -- (continued)
----------------------------------------------------------------
  450,000      Seat Pagine Gialle SPA-RNC              $ 281,559
                                                       ---------
                                                       1,094,362
                                                       ---------
             Telecommunications -- 3.4%
  593,000      Olivetti Group SPA*                     1,449,740
                                                       ---------
             Total Italy                               2,849,905
                                                       ---------
             Netherlands -- 6.3%
             Business Services -- 1.1%
   22,474      Koninklijke Ahrend Groep NV               456,055
             Computer Software/Services -- 1.4%
   18,700      Ordina Beheer NV                          486,604
   24,000      Tas Groep NV*                             109,227
                                                       ---------
                                                         595,831
                                                       ---------
             Food/Beverage Products -- 0.9%
   15,570      Laurus NV                                 391,821
             Printing & Publishing -- 1.6%
   19,480      Verenigde Nederlandse
                 Uitgeversbedrijvan Verenigd Bezit       673,782
             Retailing -- 0.5%
    8,528      Vendex NV                                 216,890
             Telecommunications -- 0.8%
    8,240      Equant NV, New York (Registered)*         360,500
                                                       ---------
             Total Netherlands                         2,694,879
                                                       ---------
             Portugal -- 2.7%
             Banking -- 2.4%
   33,172      Banco Comercial Portugues, SA           1,039,361
             Construction -- 0.3%
    3,060      Brisa-Auto Estradas de Portugal, SA       148,349
                                                       ---------
             Total Portugal                            1,187,710
                                                       ---------
             Spain -- 4.2%
             Construction -- 1.2%
   15,960      ACS, Actividades de Construccion y
                 Servicios, SA                           508,378
             Consumer Products/Services -- 0.3%
    9,660      Corp. Financiera Reunida, SA*             115,688
             Telecommunications -- 1.7%
   16,146      Telephonica de Espana                     727,690

              See notes to financial statements.

Chase Vista European Fund
Portfolio of Investments October 31, 1998 (continued)

Shares       Issuer                                     Value (USD)
------------------------------------------------------------------
Long Term Investments -- (continued)
------------------------------------------------------------------
             Utilities -- 1.0%
   16,400      Endesa, SA                              $  412,569
                                                       ----------
             Total Spain                                1,764,325
                                                       ----------
             Sweden -- 1.2%
             Computer Software/Services -- 0.1%
   11,376      Industri-Matematik International
                 Corp.*                                    52,614
             Insurance -- 1.1%
   36,036      Skandia Forsakrings AB                     458,698
                                                       ----------
             Total Sweden                                 511,312
                                                       ----------
             Switzerland -- 6.4%
             Pharmaceuticals -- 5.3%
      631      Novartis AG (Registered)                 1,137,027
       99      Roche Holding AG                         1,155,164
                                                       ----------
                                                        2,292,191
                                                       ----------
             Photographic Equipment -- 1.1%
    1,600      Fotolabo SA                                492,728
                                                       ----------
             Total Switzerland                          2,784,919
                                                       ----------
             United Kingdom -- 25.7%
             Aerospace -- 2.2%
  130,115      British Aerospace PLC                      968,581
             Business Services -- 0.2%
   20,639      Delphi Group PLC                            93,323
             Construction -- 3.8%
   72,423      Berkeley Group PLC                         618,563
   95,040      Jarvis PLC                               1,002,730
                                                       ----------
                                                        1,621,293
                                                       ----------
             Electronics/Electrical Equipment -- 2.2%
   80,390      General Electric Company PLC               642,854
  300,000      Verity Group PLC*                          286,374
                                                       ----------
                                                          929,228
                                                       ----------
             Entertainment/Leisure -- 0.9%
   25,272      Granada Group PLC                          384,928
             Financial Services -- 1.4%
   52,736      Legal & General Group PLC                  623,076
             Hotels/Other Lodging -- 0.4%
  106,455      Jarvis Hotels PLC                          180,063

              See notes to financial statements.

Chase Vista European Fund
Portfolio of Investments October 31, 1998 (continued)


Shares       Issuer                               Value (USD)
------------------------------------------------------------
Long Term Investments -- (continued)
------------------------------------------------------------
             Oil & Gas -- 4.6%
   57,609      British Petroleum Co., PLC          $  850,452
  158,631      British-Borneo Petroleum
                 Syndicate PLC                        589,764
   88,700      Shell Transport & Trading PLC          538,850
                                                   ----------
                                                    1,979,066
                                                   ----------
             Pharmaceuticals -- 3.2%
   24,198      Glaxo Wellcome PLC                     752,133
   51,800      Smithkline Beecham PLC                 648,018
                                                   ----------
                                                    1,400,151
                                                   ----------
             Real Estate -- 1.0%
  258,965      TBI PLC                                412,004
             Telecommunications -- 4.5%
  125,716      Securicor PLC                          930,572
   75,680      Vodafone Group PLC                   1,010,762
                                                   ----------
                                                    1,941,334
                                                   ----------
             Utilities -- 1.3%
  291,217      Centrica PLC*                          565,733
                                                   ----------
             Total United Kingdom                  11,098,780
                                                   ----------
             Total Common Stock                    37,572,357
             (Cost $37,264,033)                    ----------

             Warrants -- 0.0%
             ----------------
             Germany -- 0.0%
             Insurance -- 0.0%
       71      Muenchener Rueckversicherungs-
                 Gesellschaft AG, Expires 06/03/02      3,087
             (Cost $0)                             ----------

              See notes to financial statements.

Chase Vista European Fund
Portfolio of Investments October 31, 1998 (continued)

  Principal
   Amount
   (Local
  Currency)  Issuer                                Value (USD)
----------------------------------------------------------------
Long-Term Investments -- (continued)
----------------------------------------------------------------
             Convertible Corporate Notes & Bonds -- 0.7%
             -------------------------------------------
             Germany -- 0.0%
             Automotive -- 0.0%
$   4,800      Daimler-Benz AG, 5.75% due
                 06/14/02                            $     3,730
                                                     -----------
             Poland -- 0.7%
             Electronics/Electrical Equipment --
  460,000      Elektrim Spolka Akcyjna SA, 2.00%
                 due 05/30/04, #                         285,108
                                                     -----------
             Total Convertible Corporate
             Notes & Bonds                               288,838
             (Cost $332,551)
----------------------------------------------------------------
             Total Long-Term Investments              37,864,282
             (Cost $37,596,584)
================================================================
Short-Term Investments -- 5.6%
----------------------------------------------------------------
             Time Deposit -- 5.6%
             --------------------
4,003,559      Deutsche Bank Financial 3.36% due
                 11/02/98                              2,417,350
             (Cost $2,417,350)
================================================================
             Total Short-Term Investments              2,417,350
             (Cost $2,417,350)
----------------------------------------------------------------
             Total Investments -- 93.2%              $40,281,632
             (Cost $40,013,934)
----------------------------------------------------------------

               See notes to financial statements.

                       Chase Vista Southeast Asian Fund
                             as of October 31, 1998
                                  (unaudited)

Fund Facts

                   Objective         Capital growth
         Primary investments         Stocks of companies in the
                                     Pacific Rim, except Japan
 Suggested investment time frame     Long-Term
                Market benchmark     MSCI Pacific Ex-Japan Index
           Lipper Funds category     Lipper Pacific Ex-Japan Funds
                                     Average

                                     Class A          Class B
                                     -------          -------
                  Inception date     11/2/95          11/3/95

                Newspaper symbol     Not listed       Not listed

                      Net assets     $3.1 Million     $.81 Million


Investment Style/Market Cap

-------------------------
|       |       |       |
|       |       |       | Large
|       |       |       |
-------------------------
|       |       |       |
|   X   |       |       | Med.
|       |       |       |
-------------------------
|       |       |       |
|       |       |       | Small
|       |       |       |
-------------------------
  Value   Blend   Growth

                       Chase Vista Southeast Asian Fund
                             as of October 31, 1998
                                  (unaudited)

How the Fund Performed

Chase Vista Southeast Asian Fund, which seeks long-term growth of capital by investing in stocks of companies located in the Pacific Rim (excluding Japan), had a total return of -23.85% (class A shares, without sales charges) for the one-year period ended October 31, 1998.


How the Fund Was Managed

A general decline in stock markets throughout the region had the most significant effect on the Fund's performance.

Early in the period, the region's economic and currency problems, which surfaced in the summer of 1997, pushed equity prices lower. While the downturn made stocks more attractive on a valuation basis, investors, for the most part, remained on the sidelines through the end of 1997 and into 1998.

Midway through the period, markets in the region showed signs of stabilizing, as investors began to look more closely at valuations. The markets also received a boost in June, following the Federal Reserve's decision to intervene in world currency markets to help stabilize the falling Japanese yen.

The Fed's intervention, however, only had a short-term positive effect on Asian markets. And when Russia's economic problems surfaced in July, igniting worldwide concerns of a global liquidity crisis, the southeast Asian markets retreated again. On a positive note, several markets in the region held up better than many of the established markets.

As the period came to a close, the economic and currency problems that had rattled the southeast Asian markets throughout much of the period began to subside with the Federal Reserve's decision to reduce short-term interest rates for the second time in less than three weeks on October 15.


Where the Fund May Be Headed

Governments in many countries throughout the region are making progress to improve economic conditions within their respective countries. However, fundamental economic problems will continue to be a factor in the performance of stocks in the months ahead.

Given this backdrop, we will remain cautious, especially in light of the uncertainty surrounding the global economy. We may consider any significant downturn as a good buying opportunity due to the current level of valuations in most markets along the Pacific Rim.

                       Chase Vista Southeast Asian Fund
                             as of October 31, 1998
                                  (unaudited)

How Much of the Fund Was Invested

[PIE CHART]

Cash/Other          39.1%
Investments         60.9%


What the Fund Invested In
Percentage of Total Portfolio Investments

[PIE CHART]

Australia      24.1%
China           2.3%
Hong Kong      28.1%
India           8.5%
Korea           7.7%
Philippines     4.7%
Singapore       4.3%
Thailand       20.1%
Other           0.2%


Top Ten Equity Holdings

 1. HSBC Holding PLC (4.9%) The Company is an international banking and financial services organization which provides retail and corporate banking, trade, securities, capital markets and treasury services.

 2. Bangkok Bank Public Company. LTD (Foreign) (Registered) (4.6%) Provides a wide range of financial services including retail, commercial, and corporate banking.

 3. Electricity Generating Public Co., LTD (Foreign) (Registered) (4.6%) The Company provides electric service. It was formerly a state enterprise with 48% of shares held by the Electric Generating Authority of Thailand.

 4. Cheung Kong Holdings, LTD (4.5%) The Company is involved in property development and investment, infrastructure and related businesses, real estate management and investment in securities.

 5. Futuris Corp. LTD (4.5%) Manufactures air conditioning and heating equipment for automotive manufacturers. The Company also produces brakes and related products for the automotive and railway industries.

 6. Hutchinson Whampoa (4.1%) An investment holding company. It has diversified operations in property investment and development, ports and related services, retail and manufacturing.

 7. Southcorp LTD (3.9%) Operates vineyards and exports wine. Produces food and beverage cans, milk/juice containers and manufactures dishwashers, washing machines and water heaters.

 8. Manila Electric Co. (3.7%) Distributes electricity for heat and power. The Company purchases electricity from National Power Corporation and distributes it throughout Latin America.

 9. CLP Holdings LTD (3.7%) The Company exports electric power to Guandong Province in the People's Republic of China. Its subsidiaries are involved in property investment and development.

10. Publishing & Broadcasting LTD (3.6%) The Company operates a television broadcasting network and promotes various sporting events and distributes films and television programs.



Top 10 equity holdings comprised 42.1% of the Fund's market value of investments. Fund holdings are subject to change at any time.

                       Chase Vista Southeast Asian Fund
                             as of October 31, 1998
                                  (unaudited)

Average Annual Total Returns+

This table shows the average annual total returns. This is where you can see the Fund's short-term performance, which, as with the stock markets, tends to be more volatile than the long-term trend.

                                                            Since
                                                          Inception
                                       1 Year             (11/2/95)
                                       ------             ---------
 Class A Shares
  Without Sales Charge                -23.85%              -13.45%
  With Sales Charge*                  -28.23%              -15.14%
 Class B Shares
  Without CDSC                        -24.45%              -14.12%
  With CDSC**                         -28.21%              -14.94%

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

The Fund is currently waiving certain fees. The voluntary waiver may be modified or terminated at any time, which would reduce performance.

* Sales charge on Class A Shares is 5.75%.

** Assumes a 5% CDSC (contingent deferred sales charge) for the one year period and a 4% CDSC for the period since inception.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxations policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations. The fund may be also subject to the additional risk of non-diversified "regional" fund investing.

+ The Fund commenced operations on 11/2/95. Class B Shares were introduced on 11/3/95. Investors should note that information presented for Class B Shares prior to their introduction is based upon historical expenses of the predecessor Class A Shares, which are lower than the actual expenses of the B Shares.

                       Chase Vista Southeast Asian Fund
                             as of October 31, 1998
                                  (unaudited)

Life of Fund Performance

This chart shows what the long-term growth would have been of a hypothetical $10,000 investment in the Chase Vista Southeast Asian Fund compared to its key benchmarks. This is where you see the Fund's long-term trend. This chart is for illustrative purposes only.

[LINE CHART]

                   Lipper Pacific        MSCI Pacific           Chase Vista
                Ex-Japan Funds Avg.     Ex-Japan Index      Southeast Asian Fund
                -------------------     --------------      --------------------
1995                  9,425                10,000                  10,000
1996                 11,282                11,011                  10,500
1997                  8,025                 8,180                   7,993
1998                  6,111                 8,528                   6,059

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

This chart illustrates comparative performance for $10,000 invested in Class A Shares of Chase Vista Southeast Asian Fund, the Lipper Pacific Ex-Japan Funds Average and the MSCI Pacific Ex-Japan Index from November 2, 1995 to October 31, 1998. The performance of the Fund assumes reinvestment of all dividends and capital gains and includes a 5.75% sales charge. The performance of the average and the index does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains on the securities included in the benchmark.

The Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

The Lipper Pacific Ex-Japan Funds Average represents the average performance of a universe of 84 actively managed mutual funds that invest in Asian stock markets with exception of Japan. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

The MSCI Pacific Ex-Japan Index is a replica (or model) of the performance of the Pacific regional equity markets, excluding Japan. The index is unmanaged and reflects the reinvestment of dividends. An individual cannot invest directly in the index.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations. The Fund may also be subject to the additional risk of non-diversified "Regional" fund investing.

Chase Vista Southeast Asian Fund
Portfolio of Investments October 31, 1998

Shares       Issuer                                Value (USD)
--------------------------------------------------------------
Long Term Investments -- 62.6%
--------------------------------------------------------------
             Common Stock -- 62.6%
             ---------------------
             Australia -- 15.0%
             Diversified -- 7.1%
  107,270      Futuris Corp. LTD                    $  109,470
   49,600      Lang Corp., LTD                          72,532
   30,000      Southcorp LTD                            95,114
                                                    ----------
                                                       277,116
                                                    ----------
             Financial Services -- 2.0%
  672,000      FXF Trust*                               79,451
             Food/Beverage Products -- 2.1%
   33,000      Foster's Brewing Group, LTD              80,701
             Metals/Mining -- 1.6%
    4,300      Soul Pattinson & Company LTD
                 (Washington H.)                        64,218
             Multi-Media -- 2.2%
   22,000      Publishing & Broadcasting LTD            86,930
                                                    ----------
             Total Australia                           588,416
                                                    ----------
             China -- 1.5%
             Utilities -- 1.5%
  162,000      Huaneng Power International, Inc.*       56,469
                                                    ----------
             Hong Kong -- 17.5%
             Banking -- 3.1%
    5,200      HSBC Holdings PLC                       119,161
             Diversified -- 3.6%
   84,000      Cosco Pacific LTD                        41,209
   14,000      Hutchison Whampoa                       100,312
                                                    ----------
                                                       141,521
                                                    ----------
             Manufacturing -- 1.9%
   32,000      Shanghai Industrial Holdings LTD         73,950
             Real Estate -- 4.9%
   16,000      Cheung Kong Holdings, LTD               109,478
   62,000      China Resources Enterprises LTD          82,845
                                                    ----------
                                                       192,323
                                                    ----------
             Telecommunications -- 1.7%
   34,000      Hong Kong Telecommunications LTD         68,037

              See notes to financial statements.

Chase Vista Southeast Asian Fund
Portfolio of Investments October 31, 1998 (continued)


Shares      Issuer                                     Value (USD)
------------------------------------------------------------------
Long Term Investments -- (continued)
------------------------------------------------------------------
            Utilities -- 2.3%
  16,000      CLP Holdings LTD                          $   89,855
                                                        ----------
            Total Hong Kong                                684,847
                                                        ----------
            India -- 5.4%
            Chemicals -- 1.3%
   9,700      Reliance Industries LTD, GDR*                 49,179
            Consumer Products/Services -- 0.7%
   1,300      I.T.C. Limited-Sponsored, GDR                 25,188
            Machinery & Engineering Equipment -- 0.9%
   5,000      Larsen & Toubro LTD, GDR                      34,375
            Telecommunications -- 1.1%
   4,200      Mahangar Telephone Nigam LTD,
                GDR                                         43,050
            Utilities -- 1.4%

   4,550      BSES LTD, GDR                                 55,965
                                                        ----------
            Total India                                    207,757
                                                        ----------
            Philippines -- 3.0%
            Telecommunications -- 0.6%
   1,000      Philippine Long Distance Telephone            23,916
            Utilities -- 2.4%
  31,000      Manila Electric Co.                           91,428
                                                        ----------
            Total Philippines                              115,344
                                                        ----------
            Singapore -- 2.7%
            Engineering Services -- 1.9%
  74,000      Singapore Technologies Engineering
                LTD                                         72,717
            Telecommunications -- 0.8%
  19,000      Singapore Telecommunications, LTD
                (Foreign)                                   32,790
                                                        ----------
            Total Singapore                                105,507
                                                        ----------
            South Korea -- 4.9%
            Electronics/Electrical Equipment -- 0.1%
      96      Samsung Electronics                            3,929
                                                        ----------
            Health Care/Health Care Services -- 2.7%
   6,623      Medison Company*                              73,284
   2,000      Suheung Capsule                               31,225
                                                        ----------
                                                           104,509
                                                        ----------

                See notes to financial statements.

Chase Vista Southeast Asian Fund
Portfolio of Investments October 31, 1998 (continued)


Shares      Issuer                                            Value (USD)
------------------------------------------------------------------------
Long Term Investments -- (continued)
------------------------------------------------------------------------
            Utilities -- 2.1%
   4,700      Korea Electric Power Corp.                       $  83,708
                                                               ---------
            Total South Korea                                    192,146
                                                               ---------
            Thailand -- 12.6%
            Banking -- 5.0%
  74,000      Bangkok Bank Public Company, LTD
              (Foreign) (Registered)                             112,781
  64,000    Thai Farmers Bank Public Company
              LTD (Foreign)*                                      80,993
                                                               ---------
                                                                 193,774
                                                               ---------
            Oil & Gas -- 2.2%
   9,000      PTT Exploration and Production
                Public Co., LTD (Foreign)*                        86,708
            Printing & Publishing -- 0.1%
   3,200      Siam Sport Syndicate Public Co., LTD
                (Foreign)*                                         2,297
            Shipping/Transportation -- 1.4%
  68,000      Bangkok Expressway Public Company
                LTD*                                              53,669
            Utilities -- 3.9%
  56,000      Cogeneration Public Co., LTD
                (Foreign)*                                        41,912
  42,100      Electricity Generating Public Co., LTD
                (Foreign) (Registered)*                          111,140
                                                               ---------
                                                                 153,052
                                                               ---------
            Total Thailand                                       489,500
                                                               ---------
            Total Common Stock                                 2,439,986
            (Cost $2,301,280)                                  ---------

                   See notes to financial statements.

Chase Vista Southeast Asian Fund
Portfolio of Investments October 31, 1998 (continued)

Shares      Issuer                               Value (USD)
------------------------------------------------------------
Long Term Investments -- (continued)
------------------------------------------------------------
            Warrants -- 0.0%
            ----------------
            Hong Kong -- 0.0%
            Diversified -- 0.0%
  44,600      Guangdong Investment, LTD, Expires
                07/30/99                          $      535
   1,800      Wharf Holdings, Expires 12/31/99           212
                                                  ----------
            Total Warrants                               747
            (Cost $0)                             ----------
------------------------------------------------------------
            Total Investments -- 62.6%            $2,440,733
            (Cost $2,301,280)
------------------------------------------------------------

Long Futures Outstanding



   Number                                       Original     Notional
     of                          Expiration     Notional     Value at      Unrealized
 Contracts      Description         Date          Value      10/31/98     Appreciation
----------- -----------------   ------------   ----------   ----------   -------------
     10     Hang Seng Stock     November
             Index Future        1998          $639,940     $659,711     $19,771
     13     SMX Taiwan          November
             Index Future        1998           361,505      365,560       4,055
                                                                         -------
                                                                         $23,826
                                                                         =======

                       See notes to financial statements.

                            Chase Vista Japan Fund
                             as of October 31, 1998
                                  (unaudited)

Fund Facts

                       Objective     Capital growth
             Primary investments     Stocks of companies located in
                                     Japan
 Suggested investment time frame     Long-Term
                Market benchmark     Tokyo SE (Topix) 1st Section
           Lipper Funds category     Japan Equity Funds Average

                                     Class A          Class B
                                     -------          -------
                  Inception date     11/2/95          11/3/95
                Newspaper symbol     Not listed       Not listed
                      Net assets     $1.7 Million     $.39 Million


Investment Style/Market Cap


-------------------------
|       |       |       |
|       |       |       | Large
|       |       |       |
-------------------------
|       |       |       |
|   X   |       |       | Med.
|       |       |       |
-------------------------
|       |       |       |
|       |       |       | Small
|       |       |       |
-------------------------
  Value   Blend   Growth

                            Chase Vista Japan Fund
                             as of October 31, 1998
                                  (unaudited)

How the Fund Performed

Chase Vista Japan Fund, which seeks long-term growth of capital by investing in the stocks of companies located in Japan, provided shareholders with a total return of -28.98% (Class A shares, without sales charges) for the one-year period ended October 31, 1998.


How the Fund Was Managed

Generally weak economic conditions and continuing problems within Japan's troubled banking system were largely responsible for the Fund's investment results.

Early in the period, Japanese equities came under pressure due to several factors. These included a negative spillover effect of the Asian economic and currency crisis on the Japanese economy and the failure of Yamichi Securities, which underscored serious problems within Japan's financial sector.

In January, Japanese stocks rallied, thanks to the government's plan to revitalize the ailing economy. But that rally was short-lived. When the reform package was unveiled, investors considered it insufficient in solving the country's fundamental economic woes.

Despite disappointing economic data midway through the period, Japanese stocks showed strength as investors priced in a possible attempt by government to make a serious attempt at repairing Japan's economy prior to the July election.

In the final two weeks of the period, the Japanese stock market rallied, bolstered in part by the general upturn in equity prices around the globe. The rally was ignited by the Federal Reserve's decision to lower short-term interest rates for the second time in less than three weeks.


Where the Fund May Be Headed

Our outlook for the Japanese stock market remains cautious, but we are beginning to see signs that a rebound may soon occur. Although the government has, in the past, failed to introduce a meaningful economic reform package, it is facing increasing pressure from the global community to rehabilitate its fiscal problems. Given this backdrop, we will continue to observe the government's handling of the country's economic problems and will consider ramping up our buying program once we believe its efforts could have a positive impact on equity prices.

                            Chase Vista Japan Fund
                             as of October 31, 1998
                                  (unaudited)

How Much of the Fund Was Invested

[PIE CHART]

Cash/Other          20.4%
Investments         79.6%


What the Fund Invested In
Percentage of Total Portfolio Investments

[PIE CHART]

Capital Goods            13.0%
Consumer Cyclicals       23.2%
Consumer Staples         10.4%
Energy                    5.0%
Financial                 1.1%
Health Care              11.7%
Technology               26.8%
Transportation            1.6%
Utilities                 3.9%


Top Ten Equity Holdings

 1. Fuji Photo Film (6.0%) Manufactures film for general, medical, printing, office, photographic paper, audio cassettes, video tapes, floppy discs, cameras, and lenses.

 2. KAO Corp. (5.5%) Manufacturer of household and chemical products. It's products include cosmetics, laundry and cleaning products, fatty chemicals and edible oils.

 3. Murata Manufacturing Co., LTD (5.5%) Manufactures and sells ceramic applied electronic components. The Company's products include capacitors, thermistors, resisters, noise suppression product resonators.

 4. Hosiden Corp. (5.3%) Manufactures consumer electronic parts, such as electronic wiring devices, auto components and liquid crystal displays.

 5. Mabuchi Motor (5.3%) Manufactures primarily small DC motors and supplies to diverse users, from home electric appliance and audio equipment makers to precision machinery makers.

 6. Futaba Corp. (5.0%) Produces and markets vacuum fluorescent flat panel displays used in automotive and consumer products.

 7. Nintendo Company LTD (5.0%) Manufactures and markets video games. The Company has a video game library of over 500 games.

 8. Osaka Gas Co. (5.0%) The Company's products include gas, gas appliances and gas supply work. The Company is also advancing into air separation, liquified carbonic gas and frozen food complexes.

 9. Chugai Pharmaceutical Co., LTD (4.9%) Produces medicines for human use. The Company's main products are blood & body fluid agents.

10. Fuji Machine Manufacturing Co., LTD (4.8%) Manufactures automated assembly machines and labor saving machines. It also produces parts for electronics products including chips.

Top 10 equity holdings comprised 52.3% of the Fund's market value of investments. Fund holdings are subject to change at any time.

                            Chase Vista Japan Fund
                             as of October 31, 1998
                                  (unaudited)

Average Annual Total Returns+

This table shows the average annual total returns. This is where you can see the Fund's short-term performance, which, as with the stock markets, tends to be more volatile than the long-term trend.

                                                            Since
                                                          Inception
                                       1 Year             (11/2/95)
                                       ------             ---------
 Class A Shares
  Without Sales Charge                -28.98%              -11.53%
  With Sales Charge*                  -33.06%              -13.26%
 Class B Shares
  Without CDSC                        -29.53%              -12.20%
  With CDSC**                         -32.89%              -13.03%

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

The Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

* Sales charge on Class A Shares is 5.75%.

** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, and a 4% CDSC for the period since inception.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxations policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations. The fund may be also subject to the additional risk of non-diversified "regional" fund investing.

+ The Fund commenced operations on 11/2/95. Class B Shares were introduced on 11/3/95. Investors should note that information presented for Class B Shares prior to their introduction is based upon historical expenses of the predecessor Class A Shares, which are lower than the actual expenses of the B Shares.

                            Chase Vista Japan Fund
                             as of October 31, 1998
                                  (unaudited)

Life of Fund Performance

This chart shows what the long-term growth would have been of a hypothetical $10,000 investment in the Chase Vista Japan Fund compared to its key benchmarks. This is where you see the Fund's long-term trend. This chart is for illustrative purposes only.

[LINE CHART]

                 Chase Vista        Tokyo SE (Toppix)           Lipper Japan
                  Japan Fund        1st Section Index       Equity Funds Average
                 -----------        -----------------       --------------------
1995                9,425                10,000                    10,000
1996                8,878                 9,877                     9,910
1997                9,188                 7,912                     8,746
1998                6,527                 6,859                     7,546


Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

This chart illustrates comparative performance for $10,000 invested in Class A Shares of Chase Vista Japan Fund, the Lipper Japan Equity Funds Average and the Tokyo SE (Topix) 1st Section from November 2, 1995 to October 31, 1998. The performance of the Fund assumes the reinvestment of all dividends and capital gains and includes a 5.75% sales charge. The performance of the average and the index does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains on the securities included in the benchmark.

The Fund is currently waiving fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

The Lipper Japan Equity Funds Average represents the average performance of a universe of 33 actively managed mutual funds that invest primarily in Japanese stocks. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

The Tokyo SE (Topix) 1st Section also known as the Tokyo Price Index, is an unmanaged capitalization-weighted index of all the companies listed on the First Section of the Tokyo Stock Exchange. The index is unmanaged and reflects reinvestment of dividends. An individual cannot invest directly in the index. International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the Unites States and other nations. The Fund may be also subject to the additional risk of non-diversified "regional" fund investing.

Chase Vista Japan Fund
Portfolio of Investments October 31, 1998

Shares      Issuer                                      Value (USD)
-------------------------------------------------------------------
Long Term Investments -- 85.4%
-------------------------------------------------------------------
            Common Stock -- 85.4%
            ---------------------
            Chemicals -- 2.8%
13,000        Toray Industries, Inc.                     $   60,467
                                                         ----------
            Consumer Products/Services -- 13.6%
     3        Japan Tobacco, Inc.                            25,153
 5,000        KAO Corp.                                     101,264
 1,100        Nintendo Company LTD                           93,078
 1,000        Secom Co., LTD                                 74,232
                                                         ----------
                                                            293,727
                                                         ----------
            Electronics/Electrical Equipment -- 17.1%
 6,000        Hosiden Corp.                                  98,501
 1,500        Mabuchi Motor                                  97,832
 4,000        Mitsumi Electric Company LTD                   71,400
 3,000        Murata Manufacturing Co., LTD                 101,179
                                                         ----------
                                                            368,912
                                                         ----------
            Financial Services -- 0.9%
 7,000        Nikko Securities Co. LTD                       21,145
                                                         ----------
            Food/Beverage Products -- 9.0%
 8,000        Ajinomoto Co., Inc.                            75,657
 4,000        Asahi Breweries                                57,154
 3,000        Nissin Food Products                           59,600
                                                         ----------
                                                            192,411
                                                         ----------
            Health Care/Health Care Services -- 3.0%
 2,000        Takeda Chemical Industries                     65,050
                                                         ----------
            Machinery & Engineering Equipment -- 2.7%
10,000        Tokyo Kikai Seisakusho                         59,214
                                                         ----------
            Manufacturing -- 10.0%
 8,000        Copal Co., LTD*                                32,817
 3,000        Fuji Machine Manufacturing Co., LTD            88,306
 3,000        Futaba Corp.                                   93,198
                                                         ----------
                                                            214,321
                                                         ----------
            Oil & Gas -- 4.3%
29,000        Osaka Gas Co.                                  93,078
                                                         ----------
            Pharmaceuticals -- 6.9%
10,000        Chugai Pharmaceutical Co., LTD                 90,966
 5,000        Fujisawa Pharmaceutical Co.                    58,999
                                                         ----------
                                                            149,965
                                                         ----------

                 See notes to financial statements.

Chase Vista Japan Fund
Portfolio of Investments October 31, 1998 (continued)


Shares      Issuer                            Value (USD)
---------------------------------------------------------
Long Term Investments -- (continued)
---------------------------------------------------------
            Photographic Equipment -- 5.1%
    3,000     Fuji Photo Film                  $  109,932
                                               ----------
            Real Estate -- 2.7%
    4,000     Hankyu Realty Co., LTD               16,477
    2,000     Tachihi Enterprise Co. LTD           42,308
                                               ----------
                                                   58,785
                                               ----------
            Retailing -- 2.6%
    1,500     Matsumotokiyoshi                     56,639
                                               ----------
            Shipping/Transportation -- 1.4%
        5     East Japan Railway Company           29,650
                                               ----------
            Telecommunications -- 3.3%
       20     NTT Mobile Communications
                Network, Inc.*                     72,258
---------------------------------------------------------
            Total Investments -- 85.4%         $1,845,554
            (Cost $1,764,287)
---------------------------------------------------------

Short Futures Outstanding

   Number                                     Original     Notional
     of                        Expiration     Notional     Value at      Unrealized
 Contracts    Description         Date          Value      10/31/98     Appreciation
----------- ---------------   ------------   ----------   ----------   -------------
     4      Nikkei 225        December
             Index Future      1998          $236,727     $231,964         $4,763
                                                                           ======


                       See notes to financial statements.

                    Chase Vista Latin American Equity Fund
                             as of October 31, 1998
                                  (unaudited)

Fund Facts

                       Objective     Capital growth
             Primary investments     Common stocks of established
                                     companies in Latin America
 Suggested investment time frame     Long-Term
                Market benchmark     MSCI EMF Latin America
           Lipper Funds category     Latin America Funds Average

                                     Class A          Class B
                                     -------          -------
                  Inception date     12/1/97          3/24/98

                Newspaper symbol     Not listed       Not listed
                      Net assets     $6.3 Million     $.04 Million

Investment Style/Market Cap

-------------------------
|       |       |       |
|       |       |   X   | Large
|       |       |       |
-------------------------
|       |       |       |
|       |       |       | Med.
|       |       |       |
-------------------------
|       |       |       |
|       |       |       | Small
|       |       |       |
-------------------------
  Value   Blend   Growth

                    Chase Vista Latin American Equity Fund
                             as of October 31, 1998
                                  (unaudited)

How the Fund Performed

Chase Vista Latin American Equity Fund, which seeks to provide capital growth by investing in common stocks in Latin America, had a cumulative total return of -43.34% (Class A shares, without sales charges) since its inception date (December 1, 1997) through October 31, 1998.


How the Fund Was Managed

The Fund's performance was significantly affected by the general downturn in equity prices throughout the region, which was ignited by the economic problems in southeast Asia and the Russian financial crisis.

Early in the period, the Fund enjoyed good performance from Brazil, thanks to the country's improving economy. However, sharp market pullbacks in Mexico and Venezuela weighed heavily on the Fund's investment results. The financial crisis in southeast Asia also had a spillover effect on Latin American markets and, therefore, the Fund.

During the first three months of 1998, the Fund benefited from its exposure to mid-cap and large-private sector stocks. In April, though, the economic problems in southeast Asia again caused reverberations in Latin America. After concerns over Asia's economic problems subsided, the global liquidity crisis ignited by Russia's financial troubles caused equity prices to tumble.

Late in the period, we increased our exposure to Argentina, given its relatively sound economy. Additionally, we increased our exposure to Mexico, because we believe much of the bad news pertaining to the country's fundamental economic problems are already priced into the value of its stock market.


Where the Fund May Be Headed

Our long-term forecast for Latin American equities is positive. While economic uncertainties outside the region may continue to pose a threat to Latin American markets, many well-managed companies with good earnings prospects are selling near their historical lows. Additionally, most industries are ramping up efforts to become more competitive in the global economy.

Given this backdrop, we intend to focus on solid, well-managed companies with a good business model and solid earnings prospects, regardless of the economic and market environment.

                    Chase Vista Latin American Equity Fund
                             as of October 31, 1998
                                  (unaudited)

How Much of the Fund Was Invested

[PIE CHART]

Cash/Other          2.9%
Investments        97.1%


What the Fund Invested In
Percentage of Total Portfolio Investments

[PIE CHART]

Argentina      10.6%
Brazil         31.4%
Chile           5.2%
Mexico         32.2%
Peru            2.1%
United States  18.5%


Top Ten Equity Holdings

 1. Telecommunicacoes Brasileiras SA, Sponsored ADR, Preferred Block (7.0%) The holding Company for the telecommunications sector in Brazil. The Company split off its telecommunications businesses as 12 new holding companies.

 2. YPF Sociedad, ADR (6.6%) An integrated oil and gas company which explores for, develops and produces oil and natural gas in South America, the United States and Indonesia.

 3. Sadia Frigobras SA Industria e Comercio (5.3%) The Company breeds, raises and processes cattle to produce meat products and sells in on the international market.

 4. Companhia de Saneamento Basico do Estado de Sao Paulo (4.0%) Operates in the captation, treatment and distribution of water. The Company also engineers and constructs the infrastructure related to its water distribution and sanitation systems.

 5. Telefonos de Mexico SA., Series L, ADR (3.8%) Provides national and international long-distance and local telephone service to communities throughout Mexico. The Company also provides voice, data, and video services.

 6. Cifra SA de CV, Series V (3.8%) Owns and operates discount stores that offer groceries, clothing and general merchandise. The Company also owns and operates restaurants.

 7. Sistema Argos SA (3.8%) Bottles and markets soft drinks, including Coca-Cola and Sprite. In addition, the Company markets ice and purified water.

 8. Sanluis Corporacion SA de CV, Series CPO (3.6%) Manufactures automotive parts, including suspension systems and brakes for customers worldwide. The Company also mines gold and silver.

 9. Confab Industrial SA, Preference Shares (3.3%) Produces seamed steel tubes which are used in gas and fuel pipelines. The Company markets its products to the oil and petrochemical industries.

10. Grupo Televisa SA, Series CPO (3.1%) Produces and broadcasts television programs and distributes programs in Spanish. It also produces and broadcasts radio programming, magazines and newspapers.

Top 10 equity holdings comprised 44.30% of the Fund's market value of investments. Fund holdings are subject to change at any time.

                    Chase Vista Latin American Equity Fund

                             as of October 31, 1998
                                  (unaudited)

Cumulative Total Returns+

This table shows the cumulative total returns. This is where you can see the Fund's short-term performance, which, as with the stock markets, tends to be more volatile than the long-term trend.

                                                  Since
                                                Inception
                                                (12/1/97)
                                                ---------
 Class A Shares
  Without Sales Charge                           -43.34%
  With Sales Charge*                             -46.60%
 Class B Shares
  Without CDSC                                   -43.65%
  With CDSC**                                    -46.41%

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

The Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

* Sales charge on Class A Shares is 5.75%.

** Assumes 5% CDSC (contingent deferred sales charge) for the period since inception.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations. The Fund may be also subject to the additional risk of non-diversified "regional" fund investing.

+ The Fund commenced operations on 12/1/97. Class B Shares were introduced on 3/24/98. Investors should note that information presented for Class B Shares prior to their introduction is based upon historical expenses of the predecessor Class A Shares, which are lower than the actual expenses of the B Shares.

Chase Vista Latin American Equity Fund
Portfolio of Investments October 31, 1998

Shares      Issuer                                     Value (USD)
------------------------------------------------------------------
Long Term Investments -- 83.3%
------------------------------------------------------------------
            Common Stock -- 83.3%
            ---------------------
            Argentina -- 10.7%
            Oil & Gas -- 6.8%
   14,900     YPF Sociedad, ADR                         $  431,170
            Steel -- 2.2%
  100,000     Siderca SA                                   140,042
            Telecommunications -- 1.7%
    3,500     Telefonica de Argentina SA, Sponsored
                ADR                                        115,719
                                                        ----------
            Total Argentina                                686,931
                                                        ----------
            Brazil -- 32.1%
            Appliances & Household Durables --  2.0%
1,200,000     Brasmotor SA, Preference Shares*             124,741
            Food/Beverage Products -- 5.3%

  800,000     Sadia Frigobras SA Industria e
                Comercio                                   342,032
            Machinery & Engineering Equipment -- 1.7%
7,000,000     Industrias Romi SA, Preference Shares        105,041
            Paper/Forest Products -- 1.1%
  400,000     Industrias Klabin de Papel e Celulose
                SA                                          70,418
            Retailing -- 1.3%
    5,000     Companhia Brasileira de Distribuicao
                Grupo Pao de Acucar, ADR                    80,625
            Steel -- 3.4%
  261,000     Confab Industrial SA, Preference
                Shares                                     214,424
            Telecommunications -- 10.7%
    6,000     Telecomunicacoes Brasileiras SA,
                Sponsored ADR, Preferred Block*            455,625
  998,812     Telecomunicacoes de Sao Paulo SA,
                Preference Shares                          165,789
1,145,000     Telesp Celular SA, Preference B Shares*       55,672
                                                        ----------
                                                           677,086
                                                        ----------
            Utilities -- 6.6%
    1,480     Centrais Geradoras do Sul do Brazil
                SA, ADR*                                     7,568

                See notes to financial statements.

Chase Vista Latin American Equity Fund
Portfolio of Investments October 31, 1998 (continued)


Shares       Issuer                                    Value (USD)
-----------------------------------------------------------------
Long Term Investments -- (continued)
-----------------------------------------------------------------
      240      Centrais Geradoras do Sul do Brazil
                 SA, ADR*                               $    1,358
3,220,000      Companhia de Saneamento Basico
                 do Estado de Sao Paulo                    256,494
8,000,310      Companhia Energetica de Minas
                 Gerais                                    155,597
                                                        ----------
                                                           421,017
                                                        ----------
             Total Brazil                                2,035,384
                                                        ----------
             Chile -- 5.3%
             Construction Materials -- 1.7%
   20,000      Maderas y Sinteticos SA, Sponsored
                 ADR                                       110,000
             Telecommunications -- 1.8%
    5,100      Compania de Telecomunicaciones de
                 Chile SA, ADR                             111,881
             Utilities -- 1.8%
    5,500      Enersis SA, ADR                             114,813
                                                        ----------
             Total Chile                                   336,694
                                                        ----------
             Mexico -- 33.0%
             Automotive -- 4.2%
   93,000      Consorcio Grupo Dina SA*                     33,074
  163,000      Sanluis Corporacion SA de CV,
                 Series CPO                                232,841
                                                        ----------
                                                           265,915
                                                        ----------
             Broadcasting -- 3.2%
   15,000      Grupo Televisa SA, Series CPO*              203,009
             Construction -- 2.9%
   78,710      Cemex SA de CV, Series CPO                  184,670
             Food/Beverage Products -- 3.9%
  250,000      Sistema Argos SA                            246,969
             Home Building Construction -- 2.7%
   96,000      Corporacion GEO, SA de CV,
               Series B, ADR*                              167,860
             Retailing -- 6.7%
  185,000      Cifra SA de CV, Series V                    248,185
   60,000      Organizacion Soriana SA de CV, Class B      177,522
                                                        ----------
                                                           425,707
                                                        ----------

                See notes to financial statements.

Chase Vista Latin American Equity Fund
Portfolio of Investments October 31, 1998 (continued)

Shares      Issuer                                  Value (USD)
---------------------------------------------------------------
Long Term Investments -- (continued)
---------------------------------------------------------------
            Steel -- 5.5%
   18,000     Tubos de Acero de Mexico SA, ADR*      $ 153,000
   23,000     Tubos de Acero de Mexico SA              194,266
                                                     ---------
                                                       347,266
                                                     ---------
            Telecommunications -- 3.9%
   95,000     Telefonos de Mexico SA., Series L,
                ADR                                    249,637
                                                     ---------
            Total Mexico                             2,091,033
                                                     ---------
            Peru -- 2.2%
            Telecommunications -- 2.2%
   10,500     CPT Telefonica del Peru SA, ADR          136,500
                                                     ---------
            Total Common Stock                       5,286,542
            (Cost $6,551,300)
---------------------------------------------------------------
            Total Long Term Investments -- 83.3%   5,286,542
            (Cost $6,551,300)
---------------------------------------------------------------
   Principal
    Amount
     (USD)
---------------------------------------------------------------
Short-Term Investments -- 18.9%
---------------------------------------------------------------
               U. S. Government Agency Obligations -- 18.9%
               --------------------------------------------
$ 1,200,000      Federal Home Loan Bank, Discount
                   Note, 5.40% due 11/02/98         1,200,000
               (Cost $1,200,000)
---------------------------------------------------------------
               Total Investments -- 102.2%         $6,486,542
               (Cost $7,751,300)
---------------------------------------------------------------

Index
* -- Non income producing security.
# -- Security may only be sold to qualified institutional buyers.
@ -- All or a portion of this security is segregated.
ADR -- American Depositary Receipt.
GDR -- Global Depositary Receipt.

                See notes to financial statements.

                     Chase Vista International Equity Fund
                             as of October 31, 1998
                                  (unaudited)

Fund Facts

                       Objective     Capital growth
             Primary investments     Common stocks of established
                                     overseas companies
 Suggested investment time frame     Long-Term
                Market benchmark     MSCI EAFE Index
           Lipper Funds category     International Funds Average

                                     Class A           Class B
                                     -------           -------
                  Inception date     12/31/92          11/4/93
                Newspaper symbol     Intl Eq           Intl Eq
                      Net assets     $17.9 Million     $7.4 Million


Investment Style/Market Cap

-------------------------
|       |       |       |
|       |       |   X   | Large
|       |       |       |
-------------------------
|       |       |       |
|       |       |       | Med.
|       |       |       |
-------------------------
|       |       |       |
|       |       |       | Small
|       |       |       |
-------------------------
  Value   Blend   Growth

                     Chase Vista International Equity Fund
                             as of October 31, 1998
                                  (unaudited)

How the Fund Performed

Chase Vista International Equity Fund, which seeks long-term growth of capital by investing in the common stocks of established overseas companies, provided shareholders with a total return of 2.96% (Class A shares, without sales charges) for the one-year period ended October 31, 1998.


How the Fund Was Managed

The Fund's exposure to European stocks contributed positively to performance, while the lackluster investment results registered by Japanese, southeast Asian and Latin American markets detracted from the Fund's investment results.

European stocks recorded solid gains thanks to generally favorable economic conditions, fueled by low inflation and falling interest rates. The corporate restructuring that has taken place on the continent in recent years also helped corporate earnings improve. Additionally, investor optimism over the creation of the 11-country European Monetary Union proved to be a positive development for equities. The EMU, which is slated to begin on January 1, 1999, will create a marketplace larger than that of the U.S. as well as a single currency.

Troubles in Japan's banking system and the country's weak economic conditions had the most significant effect on Japanese equities. Japanese stocks enjoyed a strong rally in January when the government announced an economic reform package, but the market relinquished those gains after investors determined the plan was insufficient. Stocks rallied again in June, when the Federal Reserve intervened in the currency markets to help support the sagging yen, but that rally also faded as is sometimes the case following a government intervention.

Southeast Asian markets were under pressure throughout much of the period due to the economic crisis that has gripped the region for more than a year. Latin American markets also struggled, as financial troubles along the Pacific Rim magnified inherent economic shortcomings in countries such as Mexico.


Where the Fund May Be Headed

Our outlook for Europe remains favorable. The positive factors that helped fuel higher prices in 1998 are, for the most part, still in place. We remain cautious on Japan and intend to maintain that posture until the government introduces what we consider to be a meaningful economic reform package. Similarly, governments in Southeast Asia and Latin America must make significant progress in addressing their inherent economic troubles before we become optimistic about the growth prospects for companies in those regions.

                     Chase Vista International Equity Fund
                             as of October 31, 1998
                                  (unaudited)

How Much of the Fund Was Invested

[PIE CHART]

Cash/Other          0.05%
Investments        99.95%


What the International Equity Portfolio Invested In
Percentage of Total Portfolio Investments

[PIE CHART]

Brazil               1.0%
Finland              2.5%
France              11.9%
Germany             20.9%
Ireland              2.4%
Italy                6.3%
Japan               10.1%
Netherlands          5.1%
Spain                3.6%
Switzerland          6.3%
Sweden               1.4%
United Kingdom      22.2%
Portugal             2.7%
Malta                1.1%
Other                2.5%


Top Ten Equity Holdings of the Portfolio

 1. MobilCom AG (3.3%) Provides mobile telephone service by buying air time from licensed providers and reselling it to consumers through its own sales and service organization.

 2. Olivetti Group SPA (3.1%) Manufactures office and computer equipment, office furniture and furnishings, component parts, specialized information systems and telecommunications services.

 3. British Aerospace PLC (2.8%) The Company produces military aircraft, satellites, guidance weapons and other systems.

 4. Roche Holding AG (2.7%) Develops pharmaceuticals and drugs, fine chemicals and vitamins, fragrances and flavors, diagnostic equipment and liquid crystals.

 5. Vodafone Group PLC (2.7%) Provides telecommunications services which include cellular radio, wide area paging, distribution, packet radio and value added network services.

 6. Kamps AG (2.6%) Produces and sells baked goods including breads, cookies, biscuits and snack food, emphasizing regional specialities.

 7. Novartis AG (Registered) (2.4%) Manufactures healthcare products for use in a broad range of medical fields, as well as nutritional and agricultural products.

 8. Banco Comercial Portugues, SA (2.3%) A commercial bank offering money management, brokerage and insurance to clients.

 9. Lagardere SA (2.3%) A holding company with interests in the publishing, distribution, audiovisual production and services, aerospace/ defense, telecommunications and banking sectors.

10. Nokia Oyj, A Shares (2.1%) Develops and manufactures mobile phones, networks and systems for cellular and fixed networks. The Company also develops and supplies access networks and other telecom related products.

Top 10 equity holdings comprised 26.3% of the Portfolio's market value of investments. Portfolio holdings are subject to change at any time.

                     Chase Vista International Equity Fund
                             as of October 31, 1998
                                  (unaudited)

Average Annual Total Returns+

This table shows the average annual total returns. This is where you can see the Fund's short-term performance, which, as with the stock markets, tends to be more volatile than the long-term trend.

                                                                      Since
                                                                    Inception
                                   1 Year            5 Years        (12/31/92)
                                   ------            -------        ----------
 Class A Shares
  Without Sales Charge              2.96%             2.42%            5.04%
  With Sales Charge*               -2.96%             1.21%            3.98%
 Class B Shares
  Without CDSC                      2.56%             1.91%            4.59%
  With CDSC**                      -2.57%             1.50%            4.41%


Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

The Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

* Sales charge for Class A Shares is 5.75%.

** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, and a 2% CDSC for the period since inception.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxations policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations. The fund may be also subject to the additional risk of non-diversified "regional" fund investing.

+ The Fund commenced operations on 12/31/92. Class B shares were introduced on 11/4/93. Investors should note that information presented for Class B prior to their introduction is based upon historical expenses of the predecessor Class A Shares, which are lower than the actual expenses of the Class B Shares.

                     Chase Vista International Equity Fund
                             as of October 31, 1998
                                  (unaudited)

Life of Fund Performance

This chart shows what the long-term growth would have been of a hypothetical $10,000 investment in the Chase Vista International Equity Fund compared to its key benchmarks. This is where you see the Fund's long-term trend. This chart is for illustrative purposes only.


[LINE CHART]

                    Chase Vista                MSCI                   Lipper
                   International               EAFE                International
                    Equity Fund               Index                Funds Average
                   -------------              -----                -------------
1992                   9,425                  10,000                  10,000
1993                  11,140                  13,581                  12,947
1994                  11,654                  14,990                  14,330
1995                  11,449                  14,980                  14,182
1996                  11,923                  16,595                  15,738
1997                  12,194                  17,410                  17,312
1998                  12,555                  19,143                  17,981


Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

This chart illustrates comparative performance for $10,000 invested in Class A Shares of Chase Vista International Equity Fund, the Lipper International Funds Average and the MSCI EAFE Index from December 31, 1992 to October 31, 1998. The performance of the Fund assumes reinvestment of all dividends and capital gains and includes a 5.75% sales charge. The performance of the average and the index does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains on the securities included in the benchmark.

The Fund is currently waiving fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

The Lipper International Funds Average represents the average performance of a universe of 485 actively managed international stock funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

The MSCI EAFE (Europe, Australia, Far East) Index is a replica (or model) of the performance of the world's equity markets, excluding the U.S. and Canada. The Index is unmanaged and reflects the reinvestment of dividends. An individual cannot invest directly in the Index.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the Unites States and other nations.

Chase Vista Mutual Funds
Statement of Assets and Liabilities October 31, 1998
--------------------------------------------------------------------------------

                                                                           Southeast
                                                         European            Asian             Japan
                                                           Fund               Fund              Fund
                                                     ----------------   ---------------   ---------------
ASSETS:
  Investments, at value (Note 1) .................   $40,281,632        $2,440,733        $1,845,554
  Cash ...........................................        57,975           541,607           259,571
  Foreign Currency ...............................     3,176,013           438,831             5,727
  Receivables:
   Variation margin ..............................            --            23,826             4,763
   Open forward currency contracts ...............        58,641             6,654               340
   Investment securities sold ....................     1,673,629           153,350           149,357
   Interest and dividends ........................        81,518             9,774             4,741
   Trust shares sold .............................       581,998                --               537
   Expense reimbursement from
   Distributor ...................................            --            18,953            13,571
  Other assets (a) ...............................           559           371,971            33,989
                                                     -----------        ----------        ----------
    Total Assets .................................    45,911,965         4,005,699         2,318,150
                                                     -----------        ----------        ----------
LIABILITIES:
  Payables:
   Investment securities purchased ...............     2,410,698            64,501            76,532
   Trust shares redeemed .........................        69,787                --            31,624
   Open forward currency contracts ...............        65,041                73            16,077
  Accrued liabilities: (Note 2)
   Investment advisory fees ......................        10,025             3,076             1,920
   Administration fees ...........................         5,012                --                --
   Shareholder servicing fees ....................         1,930                --                --
   Distribution fees .............................        12,213               488               270
   Custodian .....................................        32,722             9,353             3,342

   Other .........................................       104,211            23,226            27,445
                                                     -----------        ----------        ----------
    Total Liabilities ............................     2,711,639           100,717           157,210
                                                     -----------        ----------        ----------
NET ASSETS:
  Paid in capital ................................    42,508,781         9,179,931         4,055,767
  Accumulated undistributed net investment
   income (loss) .................................       206,860           (38,956)           15,435
  Accumulated undistributed net realized
   gain (loss) on investments, futures and
   foreign exchange transactions .................       235,863        (5,411,697)       (1,999,157)
  Net unrealized appreciation (depreciation)
   of investments, futures, and foreign
   exchange transactions .........................       248,822           175,704            88,895
                                                     -----------        ----------        ----------
Total Net Assets .................................   $43,200,326        $3,904,982        $2,160,940
                                                     ===========        ==========        ==========
Shares of beneficial interest outstanding
($0.01 par value; unlimited number of shares authorized):
  Class A Shares .................................     2,331,181           507,546           276,301
  Class B Shares .................................       664,220           136,545            61,833
Net Asset Value:
  Class A Shares (and redemption price) ..........   $     14.47        $     6.09        $     6.41
  Class B Shares* ................................   $     14.24        $     5.98        $     6.32
Class A Maximum Public Offering Price Per
 Share (net asset value/94.25%) ..................   $     15.35        $     6.46        $     6.80
                                                     ===========        ==========        ==========
Cost of Investments ..............................   $40,013,934        $2,301,280        $1,764,287
                                                     ===========        ==========        ==========
Cost of Foreign Currency .........................   $ 3,193,701        $  432,245        $    3,757
                                                     ===========        ==========        ==========

--------------
  * Redemption price may be reduced by contingent deferred sales charge.

(a) Includes foreign cash segregated for open futures contracts.

                       See notes to financial statements.

Chase Vista Mutual Funds
Statement of Assets and Liabilities (continued)
--------------------------------------------------------------------------------


                                                                Latin         International
                                                               American           Equity
                                                                 Fund              Fund
                                                             ----------        -----------
ASSETS:
  Investments, at value (Note 1) .........................   $6,486,542        $25,552,557
  Cash ...................................................        7,240                --
  Foreign Currency .......................................           --                --
  Receivables:
   Variation margin ......................................           --                --
   Open forward currency contracts .......................           --                --
   Investment securities sold ............................      158,183                --
   Interest and dividends ................................       20,567                --
   Trust shares sold .....................................           --             9,559
   Expense reimbursement from Distributor ................        7,000                --
  Other assets ...........................................           87             3,264
                                                             ----------        -----------
    Total Assets .........................................    6,679,619        25,565,380
                                                             ----------        -----------
LIABILITIES:
  Payables:
   Investment securities purchased .......................      304,164                --
   Trust shares redeemed .................................           --            76,946
   Open forward currency contracts .......................           --                --
  Accrued liabilities: (Note 2)
   Investment advisory fees ..............................        4,067                --
   Administration fees ...................................           --                --
   Shareholder servicing fees ............................           --             3,550
   Distribution fees .....................................           --             4,133
   Custodian .............................................        1,020                --
   Other .................................................       26,135            78,589
                                                             ----------        -----------
    Total Liabilities ....................................      335,386           163,218
                                                             ----------        -----------
NET ASSETS:
  Paid in capital ........................................    9,689,858        23,395,252
  Accumulated undistributed net investment
   income (loss) .........................................          (86)           44,997
  Accumulated undistributed net realized gain (loss) on
   investments, futures and foreign exchange
   transactions ..........................................   (2,080,365)          995,102
  Net unrealized appreciation (depreciation) of
   investments, futures, and foreign exchange
   transactions ..........................................   (1,265,174)          966,811
                                                             ----------        -----------
Total Net Assets .........................................   $6,344,233        $25,402,162
                                                             ==========        ===========
Shares of beneficial interest outstanding
($0.01 par value; unlimited number of shares authorized):
  Class A Shares .........................................    1,136,356         1,487,230
  Class B Shares .........................................        7,582           623,861
Net Asset Value:
  Class A Shares (and redemption price) ..................   $     5.55        $    12.08
  Class B Shares* ........................................   $     5.53        $    11.92
Class A Maximum Public Offering Price Per Share (net
 asset value/94.25%) .....................................   $     5.89        $    12.82
                                                             ==========        ===========
Cost of Investments ......................................   $7,751,300                --
                                                             ==========        ===========
Cost of Foreign Currency .................................           --                --
                                                             ==========        ===========

--------------
* Redemption price may be reduced by contingent deferred sales charge.

                       See notes to financial statements.

Chase Vista Mutual Funds
Statement of Operations For the year ended October 31, 1998
--------------------------------------------------------------------------------

                                                                       Southeast
                                                       European          Asian             Japan
                                                         Fund             Fund              Fund
                                                       --------       -----------       -----------
INVESTMENT INCOME:
  Dividend .........................................   $435,413       $   108,366       $    25,176
  Interest .........................................     88,641            31,425            31,212
  Investment income from Portfolio .................         --                --                --
  Foreign taxes withheld ...........................    (51,129)           (4,556)           (3,776)
  Expenses from Portfolio ..........................         --                --                --
                                                       --------       -----------       -----------
   Total investment income .........................    472,925           135,235            52,612
                                                       --------       -----------       -----------
EXPENSES: (Note 2)
  Investment Advisory fees .........................    279,521            53,521            41,865
  Administration fees ..............................     41,082             8,028             6,281
  Shareholder servicing fees .......................     15,675             2,476             1,891
  Distribution fees ................................    101,231            18,332            14,248
  Custodian fees ...................................     98,473            65,365            25,050
  Printing and postage .............................     26,147             6,206             6,658
  Professional fees ................................     28,415            20,625            18,037
  Registration costs ...............................     35,194             2,055            14,218
  Transfer agent fees ..............................     83,872            38,996            33,682
  Trustees fees and expenses .......................      1,398               268               209
  Other ............................................      1,757             5,268               915
                                                       --------       -----------       -----------
   Total expenses ..................................    712,765           221,140           163,054
                                                       --------       -----------       -----------
Less amounts waived (Note 2E) ......................    176,413            69,336            54,090

Less expenses borne by the Distributor .............         --            50,716            30,027
                                                       --------       -----------       -----------
  Net expenses .....................................    536,352           101,088            78,937
                                                       --------       -----------       -----------
  Net investment income (loss) .....................    (63,427)           34,147           (26,325)
                                                       --------       -----------       -----------
REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
  Investments ......................................    134,377        (4,004,535)       (1,354,485)
  Futures transactions .............................    260,880           (91,274)         (132,469)
  Foreign currency transactions ....................    111,837          (238,413)         (251,457)
 Change in net unrealized appreciation/
  depreciation on:
   Investments .....................................   (548,816)        2,601,225           512,238
   Futures transactions ............................         --           (21,908)          (68,327)
   Foreign currency transactions ...................     36,605            25,324            32,961
                                                       --------       -----------       -----------
  Net realized and unrealized gain (loss) ..........     (5,117)       (1,729,581)       (1,261,539)
                                                       --------       -----------       -----------
  Net increase (decrease) in net assets from
   operations ......................................   $(68,544)      $(1,695,434)      $(1,287,864)
                                                       ========       ===========       ===========

--------------
* The fund commenced operations 12/1/97.

                       See notes to financial statements.

Chase Vista Mutual Funds
Statement of Operations (continued)
--------------------------------------------------------------------------------


                                                                       Latin          International
                                                                      American            Equity
                                                                       Fund*               Fund
                                                                    -----------       -------------
INVESTMENT INCOME:
  Dividend ......................................................   $   256,343         $       --
  Interest ......................................................        28,338                 --
  Investment income from Portfolio ..............................            --            471,390
  Foreign taxes withheld ........................................       (14,207)           (45,266)
  Expenses from Portfolio .......................................            --           (222,100)
                                                                    -----------         ----------
   Total investment income ......................................       270,474            204,024
                                                                    -----------         ----------
EXPENSES: (Note 2)
  Investment Advisory fees ......................................        60,228                 --
  Administration fees ...........................................         9,035             27,671
  Shareholder servicing fees ....................................        15,058             69,177
  Distribution fees .............................................        15,094            107,819
  Custodian fees ................................................        52,513                 --
  Printing and postage ..........................................        14,121             67,726
  Professional fees .............................................        17,022             12,493
  Registration costs ............................................        12,616             14,986
  Transfer agent fees ...........................................        23,619            146,399
  Trustees fees and expenses ....................................           301                830
  Other .........................................................         7,338              8,326
                                                                    -----------         ----------
   Total expenses ...............................................       226,945            455,427
                                                                    -----------         ----------
Less amounts waived (Note 2E) ...................................        95,966             74,418
Less expenses borne by the Distributor ..........................        26,505             10,329
                                                                    -----------         ----------
  Net expenses ..................................................       104,474            370,680
                                                                    -----------         ----------
  Net investment income (loss) ..................................       166,000           (166,656)
                                                                    -----------         ----------
REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
  Investments ...................................................    (2,080,365)         1,447,618
  Futures transactions ..........................................            --           (109,992)
  Foreign currency transactions .................................       (50,921)          (228,145)
 Change in net unrealized appreciation/depreciation on:
   Investments ..................................................    (1,264,758)           431,677
   Futures transactions .........................................            --                 --
   Foreign currency transactions ................................          (416)                --
                                                                    -----------         ----------
  Net realized and unrealized gain (loss) .......................    (3,396,460)         1,541,158
                                                                    -----------         ----------
  Net increase (decrease) in net assets from operations .........   $(3,230,460)        $1,374,502
                                                                    ===========         ==========

--------------
* The fund commenced operations 12/1/97.

                       See notes to financial statements.

Chase Vista Funds
Statement of Changes in Net Assets For the periods indicated
--------------------------------------------------------------------------------

                                                          European Fund               Southeast Asian Fund
                                                  ------------------------------ ------------------------------
                                                                     Year ended October 31,
                                                  -------------------------------------------------------------
                                                       1998            1997            1998            1997
                                                  ------------     -----------    -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net investment income (loss) ..................  $    (63,427)    $    27,889    $      34,147   $      41,847
 Net realized gain (loss) on investments,
  futures and foreign currency transactions ....       507,094       2,218,863       (4,334,222)     (1,402,735)
 Change in net unrealized appreciation/
  depreciation on investments, futures
  and foreign exchange .........................      (512,211)        322,275        2,604,641      (2,804,463)
                                                  ------------     -----------    -------------   -------------
 Increase (decrease) in net assets from
  operations ...................................       (68,544)      2,569,027       (1,695,434)     (4,165,351)
                                                  ------------     -----------    -------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS
FROM: (Note 1) .................................
 Net investment income .........................      (270,343)        (59,310)              --              --
 Net realized gain on investment transactions       (1,883,844)       (568,911)              --        (535,632)
 Tax return of capital .........................            --              --          (36,196)        (19,890)
                                                  ------------     -----------    -------------   -------------
  Total distributions ..........................    (2,154,187)       (628,221)         (36,196)       (555,522)
                                                  ------------     -----------    -------------   -------------
 Net increase (decrease) in net assets from
  shares of beneficial interest transactions        30,240,238       6,693,863       (1,981,050)      2,665,871
                                                  ------------     -----------    -------------   -------------
  Total increase (decrease) ....................    28,017,507       8,634,669       (3,712,680)     (2,055,002)
NET ASSETS:
 Beginning of period ...........................    15,182,819       6,548,150        7,617,662       9,672,664
                                                  ------------     -----------    -------------   -------------
 End of period .................................  $ 43,200,326     $15,182,819    $   3,904,982   $   7,617,662
                                                  ============     ===========    =============   =============

                                                                                Latin American     International Equity
                                                          Japan Fund                Fund*                  Fund
                                                  --------------------------    -------------   --------------------------
                                                    Year ended October 31,         12/01/97       Year ended October 31,
                                                  --------------------------       Through      --------------------------
                                                       1998           1997         10/31/98         1998           1997
                                                  -------------   ----------    -------------   ------------   -----------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net investment income (loss) ..................  $     (26,325)  $  (57,439)   $     166,000   $   (166,656)  $   (159,743)
 Net realized gain (loss) on investments,
  futures and foreign currency transactions ....     (1,738,411)      18,951       (2,131,286)     1,109,481      1,200,584
 Change in net unrealized appreciation/
  depreciation on investments, futures
  and foreign exchange .........................        476,872     (103,293)      (1,265,174)       431,677         (2,047)
                                                  -------------   ----------    -------------   ------------   ------------
 Increase (decrease) in net assets from
  operations ...................................     (1,287,864)    (141,781)      (3,230,460)     1,374,502      1,038,794
                                                  -------------   ----------    -------------   ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS
FROM: (Note 1) .................................
 Net investment income .........................       (187,298)    (113,008)        (115,165)      (123,572)       (70,477)
 Net realized gain on investment transactions                --           --               --       (678,827)    (1,359,426)
 Tax return of capital .........................        (98,133)          --          (27,259)            --             --
                                                  -------------   ----------    -------------   ------------   ------------
  Total distributions ..........................       (285,431)    (113,008)        (142,424)      (802,399)    (1,429,903)
                                                  -------------   ----------    -------------   ------------   ------------
 Net increase (decrease) in net assets from
  shares of beneficial interest transactions         (3,166,483)   2,213,206        9,717,117     (6,425,985)    (1,076,165)
                                                  -------------   ----------    -------------   ------------   ------------
  Total increase (decrease) ....................     (4,739,778)   1,958,417        6,344,233     (5,853,882)    (1,467,274)
NET ASSETS:
 Beginning of period ...........................      6,900,718    4,942,301               --     31,256,044     32,723,318
                                                  -------------   ----------    -------------   ------------   ------------
 End of period .................................  $   2,160,940   $6,900,718    $   6,344,233   $ 25,402,162   $ 31,256,044
                                                  =============   ==========    =============   ============   ============

-------
* The fund commenced operations 12/1/97.

                       See notes to financial statements.

Chase Vista Funds
Notes to Financial Statements
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies -- Mutual Fund Group (the "Trust") was organized on May 11, 1987 as a Massachusetts Business Trust, and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. Effective March 16, 1998, the Vista Family of Mutual Funds changed its name to the Chase Vista Funds. European Fund ("CVEF"), Southeast Asian Fund ("CVSEAF"), Japan Fund ("CVJF"), Latin American Equity Fund ("CVLAEF") and International Equity Fund ("CVIEF"), collectively, the "Funds", are five separate series of the Trust. CVLAEF commenced operations on December 1, 1997. The Funds each offer two classes of shares. Class A shares generally provide for a front-end sales charge while Class B shares provide for a contingent deferred sales charge. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan.

The following is a summary of significant accounting policies followed by the
Funds:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   A. CVIEF

   Since inception, the CVIEF has utilized the Master Feeder Fund Structure. CVIEF seeks to achieve its investment objective by investing all of its investable assets of the Fund in the International Equity Portfolio (the "Portfolio"). The Portfolio, like the Fund, is an open-end management investment company having the same investment objectives as the Fund. As of October 31, 1998 CVIEF owned 99.99% of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the financial statements of the Fund.

       1. Valuation of Investments -- CVIEF records its investments in the Portfolio at value. Securities of the Portfolio are recorded at value as more fully discussed in the notes to those financial statements.

       2. Foreign Currency Translations -- The books and records of the Portfolio are maintained in U.S. dollars, the foreign currency translation policy is more fully discussed in the notes to those financial statements.

       3. Investment Income -- CVIEF records daily its pro-rata share of the Portfolio's income and expenses, and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses daily as incurred. Realized gain/losses and changes in unrealized appreciation/depreciation represent the Fund's share of such elements allocated from the Portfolio.

   B. CVEF, CVSEAF, CVJF and CVLAEF

   Investments in international markets may involve certain considerations and risks not typically associated with investments in the United States. Future economic and political developments in foreign countries could adversely affect the liquidity or value, or both, of such securities in which the Fund is invested.

       1. Valuation of Investments -- Equity securities, purchased options and futures contracts are valued at the last sale price on the exchange on which they are primarily traded, including the NASDAQ National Market. Securities for which sale prices are not available and other over-the-counter securities are valued at the last quoted bid price. Bonds and other fixed income securities (other than short-term obligations), including listed issues, are valued on the basis of valuations supplied by pricing services or by matrix pricing systems of a major dealer in bonds. Short-term debt securities with 61 days or more to maturity at time of

Chase Vista Funds
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

      purchase are valued, through the 61st day prior to maturity, at market value based on quotations obtained from market makers or other appropriate sources; thereafter, the value on the 61st day is amortized on a straight-line basis over the remaining number of days to maturity. Short-term investments with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market.

      Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

      2. Repurchase Agreements -- It is the Trust's policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Trust's custodian bank, subcustodian, or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Trust may be delayed or limited.

      3. Futures Contracts -- When a fund enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the fund makes (or receives) additional cash payments daily to the broker. Changes in the value of the contract are recorded as unrealized appreciation/depreciation until the contract is closed or settled.

      The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Fund's credit risk is limited to failure of the exchange or board of trade.

      Index futures contracts are used to control the asset mix of the portfolios in the most efficient manner, allowing the Funds to adjust country exposures while incurring minimal transaction costs. Short index futures contracts are used for hedging purposes, i.e. to reduce the exposure to equities. Long index futures contracts are used to gain exposure to equities, when it is anticipated that this will be more efficient than buying stocks directly. Use of long futures contracts subjects the Fund to risk of loss up to the amount of the nominal value of the futures contracts as shown in the Portfolio of Investments. Use of short futures contracts subject the Fund to unlimited risk.

      The Funds held open futures contracts as of October 31, 1998 as listed on the Portfolio of Investments.

      4. Foreign Currency Translation -- The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates, or at the mean of the current bid and asked prices, of such currencies against the U.S. dollar as quoted by a major bank, on the following basis:

         a. Market value of investment securities and other assets and liabilities: at the rate of exchange at the valuation date.

         b. Purchases and sales of investment securities, income and expenses: at the rates of exchange prevailing on the respective dates of such transactions.

      Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the periods, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the year. Accordingly, such realized foreign currency gains

Chase Vista Funds
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

      (losses) are included in the reported net realized gains (losses) on investment transactions.

      Reported realized foreign currency gains or losses arise from disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies which are held at period end.

      5. Forward Foreign Currency Exchange Contracts -- The Funds may enter into forward foreign currency contracts (obligations to purchase or sell foreign currency in the future on a date and price fixed at the time the contracts are entered into) to hedge the Fund against fluctuations in the value of its assets or liabilities due to change in the value of foreign currencies. Each day the forward contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market". When the forward contract is closed, or the delivery of the currency is made or taken, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The Funds are subject to off-balance sheet risk to the extent of the value of the contracts for purchases of currency and in an unlimited amount for sales of currency.

      6. Security Transactions and Investment Income -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.

      7. Bank Borrowings -- The Funds may borrow money for temporary or emergency purposes. Any borrowings representing more than 5% of a Fund's total assets must be repaid before the Fund may make additional investments. The Funds have entered into an agreement, enabling them to participate with other Chase Vista Funds in an unsecured line of credit with a syndicate of banks, which permits borrowings up to $350 million, collectively. Interest is charged to each Fund based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.35%. The Funds also pay a commitment fee of 0.055% per annum on the average daily amount of the available commitment, which is allocated on a pro-rata basis to the funds. The commitment fee is included in Other expenses on the Statement of Operations. Borrowings are payable on demand.

      The Funds had no borrowings outstanding at October 31, 1998 nor at any time during the year.

   C. General Policies

      1. Federal Income Taxes -- Each Fund is treated as a separate taxable entity for Federal income tax purposes. The Trust's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income, and net realized gain on investments. In addition, the Trust intends to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

      2. Distributions to Shareholders -- Dividends paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. To the extent these "book/tax" differences are permanent

Chase Vista Funds
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

      in nature (i.e., that they result from other than timing of recognition -- "temporary differences") such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment. Dividends and distributions which exceed net investment income or net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized capital gains.

      3. Expenses -- Expenses of the Trust directly attributable to a Fund are charged to that Fund; other expenses are allocated proportionately among each Fund within the trust in relation to the net assets of each Fund or on another reasonable basis. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

2. Fees and Other Transactions with Affiliates

   A. Investment Advisory Fee -- Pursuant to separate Investment Advisory Agreements, The Chase Manhattan Bank ("Chase" or the "Advisor"), acts as the Investment Advisor to the CVEF, CVSEAF, CVJF, and CVLAEF. Chase is a direct wholly-owned subsidiary of The Chase Manhattan Corporation. As Investment Advisor, Chase supervises the investments of the Funds and for such services is paid a fee. The fee is computed daily and paid monthly at an annual rate equal to 1.00% of the average daily net assets of each Fund. The Advisor voluntarily waived all or a portion of its fees as outlined in Note 2.E below.

   Chase Asset Management, Inc. ("CAM"), a registered investment advisor, is the sub-investment advisor to each Fund, pursuant to a Sub-Investment Advisory Agreement between CAM and Chase. CAM is a wholly owned subsidiary of Chase and is entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.50% of each Fund's average daily net assets.

   B. Shareholder Servicing Fees -- The Trust has adopted an Administrative Services Plan for the Class B Shares of all of the Funds and Class A of CVIEF and CVLAEF, which, among other things, provides that the Trust on behalf of the Funds may obtain the services of one or more Shareholder Servicing Agents. For its services, the Shareholder Servicing Agent will receive a fee that is computed daily and paid monthly at an annual rate equal to 0.25% of the average daily net assets of the Class B Shares of each Fund and for the Class A Shares of CVLAEF and CVIEF. No Shareholder Servicing Fees have been charged to Class A Shares of CVEF, CVSEAF and CVJF. The Shareholder Servicing Agents voluntarily waived all or a portion of their fees as outlined in Note 2.E. below.

   Since inception, Chase, and certain affiliates have been the only Shareholder Servicing Agents of the Funds.

   C. Distribution and Sub-Administration Fees -- Pursuant to a Distribution and Sub-Administration Agreement, Vista Fund Distributors, Inc. (the "Distributor" or "VFD"), a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trust's exclusive underwriter and promotes and arranges for the sale of each Fund's shares. In addition, the Distributor provides certain sub-administration services to the Trust, including providing officers, clerical staff and office space for an annual fee of 0.05% of the average daily net assets of each Fund. The Trustees have adopted Distribution Plans (the "Distribution Plans") for Class A and B shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. The Class A Distribution Plans provide that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates not to exceed 0.25% of the average daily net assets of the Class A Shares of each Fund for distribution services. The Class B Distribution Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at an annual rate not to exceed 0.75% of the average annual net assets of the Class B Shares for distribution services.

Chase Vista Funds
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

   The Distributor voluntarily waived all or a portion of its fees as outlined in Note 2.E. below.

   D. Administration Fee -- Pursuant to an Administration Agreement, Chase (the "Administrator") provides certain administration services to the Trust. For these services and facilities, the Administrator receives from CVEF, CVSEAF, CVJF, and CVLAEF a fee computed at the annual rate equal to 0.10% of the respective Fund's average daily net assets and from CVIEF at the annual rate equal to 0.05% of the Fund's average daily net assets. The Administrator voluntarily waived all or a portion of the administration fees as outlined in
   Note 2.E. below.

   E. Waivers of fees -- For the year ended October 31, 1998, the Administrator, Investment Adviser, Distributor and Shareholder Servicing Agents voluntarily waived fees for each of the Funds as follows:

                                     CVEF        CVSEAF         CVJF      CVLAEF        CVIEF
                                   --------      -------      -------     -------      -------
   Fee Waivers
--------------------------------
   Administration ..............   $  9,669      $ 8,028      $ 6,281     $ 9,035      $27,671
   Investment Advisory .........    166,744       53,521       41,865      60,228           --
   Distribution fees ...........         --        6,228        5,042      11,645       33,485
   Shareholder servicing
    fees .......................         --        1,559          902      15,058       13,262
                                   --------      -------      -------     -------      -------
     Total .....................   $176,413      $69,336      $54,090     $95,966      $74,418
                                   ========      =======      =======     =======      =======
   VFD Reimbursement ...........   $     --      $50,716      $30,027     $26,505      $10,329

   F. Other -- Certain officers of the Trust are officers of Vista Fund Distributors, Inc. or of its parent corporation, BISYS.

   Chase provides portfolio accounting and custody services for CVEF, CVSEAF, CVJF, and CVLAEF. Compensation for such services is presented in the Statement of Operations as custodian fees.

3. Investment Transactions -- For October 31, 1998, purchases and sales of investments (excluding short-term investments) were as follows:

                              CVEF            CVSEAF           CVJF           CVLAEF
                          -----------      -----------      ----------      -----------
Purchases (excluding
  U.S. Government).....   $71,403,626      $12,976,104      $6,913,614      $13,826,589
Sales (excluding U.S.
  Government) .........    47,332,604       15,323,053       9,055,579        5,202,462

4. Federal Income Tax Matters -- For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at October 31, 1998, are as follows:

                                                                                        Latin
                                                         Southeast                     American
                                           European        Asian         Japan          Equity
                                             Fund           Fund          Fund           Fund
                                        -------------- ------------- ------------- ---------------
Aggregate cost ........................ $40,153,281     $2,474,136    $1,764,287    $  7,968,173
                                        -----------     ----------    ----------    ------------
Gross unrealized appreciation ......... $ 3,195,400     $  134,145    $  203,277    $    224,311
Gross unrealized depreciation ......... ( 3,067,049)      (167,548)     (122,010)     (1,705,942)
                                        -----------     ----------    ----------    ------------
Net unrealized appreciation
  (depreciation) ...................... $  128,351      $  (33,403)   $   81,267    $ (1,481,631)
                                        ===========     ==========    ==========    ============

At October 31, 1998, the CVSEAF had a net capital loss carryover of approximately $5,267,000, which will be available to offset capital gains arising through October 31, 2005 and 2006. At October 31, 1998 CVJF had a net capital loss carryover of approximately $1,999,000, which will be available to offset capital gains arising through

Chase Vista Funds
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

October 31, 2004 and 2006. At October 31, 1998, the CVLAEF had a net capital loss carryover of approximately $1,863,000, which will be available to offset capital gains arising through October 31, 2006. To the extent that any net capital loss carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

5. Transactions in Shares of Beneficial Interest -- Transactions in Shares of Beneficial Interest were as follows:

                                                        European Fund
                                 -----------------------------------------------------------
                                                   Year Ended October 31,
                                             1998                          1997
                                 ----------------------------- -----------------------------
                                      Amount         Shares         Amount         Shares
             Class A             --------------- ------------- --------------- -------------
Shares sold ....................  $ 24,838,015     1,566,625    $  6,046,866       475,708
Shares issued in reinvestment of
  distributions ................     1,134,729        90,297         317,578        26,732
Shares redeemed ................    (3,631,341)     (245,168)     (1,468,167)     (113,203)
                                  ------------     ---------    ------------      --------
Net increase (decrease) in Trust
  shares outstanding ...........  $ 22,341,403     1,411,754    $  4,896,277       389,237
                                  ============     =========    ============      ========
                                                        European Fund
                                 ------------------------------------------------------------
                                                    Year Ended October 31,
                                              1998                          1997
                                  --------------------------   ---------------------------

              Class B                Amount         Shares         Amount         Shares
                                 -------------     ---------   -------------      --------
Shares sold ....................  $  9,810,431       635,367    $  1,973,442       156,388
Shares issued in reinvestment of
  distributions ................       290,599        23,583          25,246         2,139
Shares redeemed ................    (2,202,195)     (153,965)       (201,102)      (15,254)
                                 -------------     ---------   -------------      --------
Net increase (decrease) in Trust
  shares outstanding ...........  $  7,898,835       504,985    $  1,797,586       143,273
                                 =============     =========   =============      ========
                                                     Southeast Asian Fund
                                 ------------------------------------------------------------
                                                    Year Ended October 31,
                                              1998                          1997
                                  --------------------------   ---------------------------
              Class A                Amount         Shares         Amount         Shares
                                 -------------     ---------   -------------      --------
Shares sold ....................  $  1,440,407       213,843    $  5,782,426       482,047
Shares issued in reinvestment of
  distributions ................        15,760         2,646         336,152        28,019
Shares redeemed ................    (3,567,263)     (522,912)     (3,889,478)     (401,922)
                                 -------------     ---------   -------------      --------
Net increase (decrease) in Trust
  shares outstanding ...........  $ (2,111,096)     (306,423)   $  2,229,100       108,144
                                 =============     =========   =============      ========
                                                     Southeast Asian Fund
                                 ------------------------------------------------------------
                                                    Year Ended October 31,
                                              1998                          1997
                                  --------------------------   ---------------------------
              Class B                Amount         Shares         Amount         Shares
                                 -------------     ---------   -------------      --------
Shares sold ....................  $    972,858       138,436    $  1,737,310       150,937
Shares issued in reinvestment of
  distributions ................         3,461           606          64,154         5,396
Shares redeemed ................      (846,273)     (134,677)     (1,364,693)     (126,869)
                                 -------------     ---------   -------------      --------
Net increase (decrease) in Trust
  shares outstanding ...........  $    130,046         4,365    $    436,771        29,464
                                 =============     =========   =============      ========

Chase Vista Funds
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

                                                                     Japan Fund
                                       ----------------------------------------------------------------------
                                                               Year Ended October 31,
                                                      1998                                 1997
                                       -----------------------------------   --------------------------------
                                             Amount             Shares            Amount            Shares
               Class A                 -----------------   ---------------   ----------------   -------------
Shares sold ........................   $   449,737               55,013      $1,738,000             173,318
Shares issued in reinvestment
  of distributions .................        64,699                7,532          22,242               2,417
Shares redeemed ....................    (2,479,074)            (312,499)     (1,482,838)           (157,103)
                                       -----------             --------      ----------            --------
Net increase (decrease) in
  Trust shares outstanding .........   $(1,964,638)            (249,954)     $  277,404              18,632
                                       ===========             ========      ==========            ========
                                                                      Japan Fund
                                       -------------------------------------------------------------------------
                                                                Year Ended October 31,
                                                      1998                                 1997
                                       -----------------------------------   --------------------------------
            Class B                         Amount            Shares             Amount            Shares
                                       -----------------   ---------------   ----------------   -------------
Shares sold ........................   $   245,921               30,693      $2,065,148             196,578
Shares issued in reinvestment
  of distributions .................        48,224                5,653           6,797                 663
Shares redeemed ....................    (1,495,990)            (175,456)       (136,143)            (13,584)
                                       -----------             --------      ----------            --------
Net increase (decrease) in
  Trust shares outstanding .........   $(1,201,845)            (139,110)     $1,935,802             183,657
                                       ===========             ========      ==========            ========
                                               Latin American Fund
                                       --------------------------------
                                                   12/01/97**
                                                    through
                                                    10/31/98
                                       --------------------------------
            Class A                       Amount               Shares
                                       -----------            ---------
Shares sold ........................   $10,976,012            1,333,183
Shares issued in reinvestment
  of distributions .................        21,263                2,684
Shares redeemed ....................    (1,326,180)            (199,511)
                                       -----------            ---------
Net increase (decrease) in
  Trust shares outstanding .........   $ 9,671,095            1,136,356
                                       ===========            =========
                                               Latin American Fund
                                       --------------------------------
                                                    3/24/98*
                                                    Through
                                                    10/31/98
                                       --------------------------------
            Class B                       Amount               Shares
                                       -----------            ---------
Shares sold ....................           $46,011                7,581
Shares issued in reinvestment of
  distributions ................                61                    8
Shares redeemed ................               (50)                  (7)
                                           -------                -----
Net increase (decrease) in Trust
  shares outstanding ...........           $46,022                7,582
                                           =======                =====

--------------
 * Commencement of offering class of shares.
** Fund commenced operations.

Chase Vista Funds
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------


                                                   International Equity Fund
                               -----------------------------------------------------------------
                                                    Year Ended October 31,
                                             1998                             1997
                               -------------------------------- --------------------------------
                                    Amount           Shares          Amount           Shares
            Class A            ---------------- --------------- ---------------- ---------------
Shares sold ..................  $  22,214,113       1,760,489    $  15,571,919       1,239,710
Shares issued in reinvestment
  of distributions ...........        477,098          41,144          981,769          80,407
Shares redeemed ..............    (28,433,278)     (2,235,592)     (17,919,728)     (1,410,777)
                                -------------      ----------    -------------      ----------
Net increase (decrease) in
  Trust shares outstanding ...  $  (5,742,067)       (433,959)   $  (1,366,040)        (90,660)
                                =============      ==========    =============      ==========
                                                   International Equity Fund
                               ------------------------------------------------------------------
                                                     Year Ended October 31,
                                             1998                             1997
                               -------------------------------- --------------------------------
            Class B                 Amount          Shares           Amount          Shares
                               --------------      ----------   --------------      ----------
Shares sold ..................  $   7,895,936         635,787    $   5,139,431         415,783
Shares issued in reinvestment
  of distributions ...........        181,139          15,881          328,637          27,160
Shares redeemed ..............     (8,760,993)       (696,779)      (5,178,193)       (413,069)
                               --------------      ----------   --------------      ----------
Net increase (decrease) in
   Trust shares outstanding ...  $    (683,918)        (45,111)   $     289,875          29,874
                               ==============      ==========   ==============      ==========

6. Open Forward Foreign Currency Contracts -- The following forward foreign currency contracts were open at October 31, 1998:

                                 Chase Vista European Fund
-------------------------------------------------------------------------------------------
           Contract                        Contract                             Unrealized
            Amount                          Amount               Settlement     Gain (Loss)
       Purchased/(Sold)                Sold/(Purchased)             Date           (USD)
------------------------------   ----------------------------   ------------   ------------
Unrealized Gain
---------------
     3,112,010,000 (ITL)                1,100,000 (GBP)         10-Nov-98      $ 58,641
                                                                               ========
Unrealized Loss
---------------
         1,100,000 (GBP)            3,037,958,000 (ITL)         10-Nov-98      $(13,438)
         7,923,960 (DEM)                2,900,000 (GBP)         11-Dec-98       (51,603)
                                                                               --------
                                                                               $(65,041)
                                                                               ========


                          Chase Vista South East Asian Fund
--------------------------------------------------------------------------------------
          Contract                      Contract                           Unrealized
           Amount                        Amount             Settlement     Gain (Loss)
      Purchased/(Sold)              Sold/(Purchased)           Date           (USD)
----------------------------   -------------------------   ------------   ------------
Unrealized Gain
---------------
         (525,918) (AUD)          (334,000) (USD)          19-Nov-98         $6,654
                                                                             ======
Unrealized Loss
---------------
        2,253,000 (THB)             61,389  (USD)          04-Nov-98         $  (73)
                                                                             ======

Chase Vista Funds
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------


                                Chase Vista Japan Fund
---------------------------------------------------------------------------------------
           Contract                      Contract                           Unrealized
            Amount                        Amount             Settlement     Gain (Loss)
       Purchased/(Sold)              Sold/(Purchased)           Date           (USD)
-----------------------------   -------------------------   ------------   ------------
Unrealized Gain
-----------------------------
       30,103,440 (JPY)              258,000 (USD)          02-Nov-98      $    340
                                                                           ========
Unrealized Loss
-----------------------------
       38,671,920 (JPY)             336,000  (USD)          30-Nov-98      $ (2,650)
     (13,147,950) (JPY)            (111,000) (USD)          30-Nov-98        (2,335)
     (65,904,240) (JPY)            (557,000) (USD)          30-Nov-98       (11,092)
                                                                           --------
                                                                           $(16,077)
                                                                           ========

---------
AUD--Australian Dollar
DEM--German Deutsche Mark
GBP--Great British Pound
ITL--Italian Lira
JPY--Japanese Yen
THB--Thai Baht
USD--United States Dollar

7. Foreign Cash Positions

                                                Chase Vista European Fund
                                  ------------------------------------------------------
                                                               Market     Net Unrealized
                                      Local        Cost         Value      Gain (Loss)
             Currency               Currency       (USD)        (USD)         (USD)
--------------------------------- ------------ ------------ ------------ ---------------
Austrian Schilling ..............    137,676    $   11,534   $   11,815      $    281
Belgian Franc ...................      4,186           124          123            (1)
British Pound Sterling ..........    516,093       868,826      864,301        (4,525)
European Currency Unit ..........    652,952       792,769      775,916       (16,853)
Finnish Markka ..................      9,310         1,862        1,848           (14)
French Franc ....................    511,814        92,062       92,105            43
German Deutsche Mark ............  1,820,483     1,099,387    1,099,208          (179)
Italian Lira ....................  5,099,158         3,120        3,113            (7)
Netherlands Guilder .............    300,303       160,641      160,790           149
Portuguese Escudo ...............    384,502         2,259        2,265             6
Spanish Peseta ..................  6,403,706        45,830       45,379          (451)
Swiss Franc .....................    146,322       104,480      108,059         3,579
Swedish Krona ...................     86,695        10,807       11,091           284
                                                ----------   ----------      --------
                                                $3,193,701   $3,176,013     ($ 17,688)
                                                ==========   ==========      ========


                                           Chase Vista Southeast Asian Fund
                              ----------------------------------------------------------
                                                              Market      Net Unrealized
                                  Local          Cost         Value        Gain (Loss)
          Currency              Currency        (USD)         (USD)           (USD)
---------------------------   ------------   -----------   -----------   ---------------
Australian Dollar .........     223,787      $137,480      $139,255          $ 1,775
Hong Kong Dollar ..........   1,110,172       143,300       143,356               56
Indonesian Rupiah .........     315,318            42            41               (1)
Philippines Peso ..........   2,548,310        58,596        63,157            4,561
Singapore Dollar ..........     151,423        92,804        92,998              194
Thai Baht .................         864            23            24                1
                                             --------      --------          -------
                                             $432,245      $438,831           $6,586
                                             ========      ========          =======


                                                 Chase Vista Japan Fund
                              -------------------------------------------------------------
Japanese Yen ..............     667,377      $  3,757      $  5,727          $1,970
                                             ========      ========          ======

Chase Vista Funds
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

8. Concentrations -- At October 31, 1998, substantially all of the Fund's net assets consist of securities of issuers which are denominated in foreign currencies. Changes in currency exchange rates will affect the value of and investment income from such securities.

As of October 31, 1998 CVEF invested approximately 25.7% of its net assets in issuers in the United Kingdom; CVLAEF invested approximately 32.1% and 33%, respectively, of its net assets in issuers in Brazil and Mexico. The issuers' abilities to meet their obligations may be affected by economic or political developments in the specific region or country.

Substantially all of CVSEAF's CVJF and CVLAEF net assets consist of securities which are subject to greater price volatility, limited capitalization and liquidity, and higher rates of inflation than securities of companies based in the United States. In addition, certain securities may be subject to substantial governmental involvement in the economy and social, economic and political uncertainty.

9. Retirement Plans -- The Funds have adopted an unfunded noncontributory defined benefit pension plan covering all independent trustees of the Funds who will have served as independent trustees for at least five years at the time of retirement. Benefits under this plan are based on compensation and years of service. Pension expenses for the year ended October 31, 1998, included in Trustees Fees and Expenses in the Statement of Operations, and accrued pension liability included in other accrued liabilities, respectively, in the Statement of Assets and Liabilities were as follows:


                      Pension     Accrued Pension
                     Expenses        Liability
Fund:               ----------   ----------------
CVEF ............      $245           $1,066
CVSEAF ..........       140              577
CVJF ............        96              343
CVLAEF ..........        86              173
CVIEF ...........       234            1,066

Chase Vista Funds
Financial Highlights
------------------------------------------------------------------------------------------------------------------------------
                                                                                  European Fund
                                                   ---------------------------------------------------------------------------
                                                                 Class A                               Class B
                                                   ------------------------------------ --------------------------------------
                                                          Year Ended         11/02/95*         Year Ended          11/03/95**
                                                   ------------------------   Through   -------------------------    Through
                                                     10/31/98     10/31/97    10/31/96    10/31/98     10/31/97     10/31/96
                                                   ------------ ----------- ----------- ------------ ------------ ------------
Per Share Operating Performance
Net Asset Value, Beginning of Period .............    $ 14.10      $ 11.99    $  10.00     $  13.93     $  11.93     $   9.97
                                                      -------      -------    --------     --------     --------     --------
 Income from Investment Operations:
  Net Investment Income ..........................      0.148        0.048       0.146        0.078        0.047        0.066
  Net Gains or (Losses) in Securities (both
   realized and unrealized) ......................      2.160        3.014       1.929        2.098        2.888        1.961
                                                     --------     --------   ---------    ---------    ---------    ---------
  Total from Investment Operations ...............      2.308        3.062       2.075        2.176        2.935        2.027
                                                     --------     --------   ---------    ---------    ---------    ---------
Less Distributions:
 Dividends from Net Investment Income ............      0.220        0.102       0.085        0.148        0.084        0.067
 Distributions from Realized Gains ...............      1.718        0.850         --         1.718        0.850          --
 Tax return of capital ...........................        --           --          --           --           --           --
                                                     --------     --------   ---------    ---------    ---------    ---------
Total Distributions ..............................      1.938        0.952       0.085        1.866        0.934        0.067
                                                     --------     --------   ---------    ---------    ---------    ---------
Net Asset Value, End of Period ...................   $  14.47     $  14.10   $   11.99    $   14.24    $   13.93    $   11.93
                                                     ========     ========   =========    =========    =========    =========
Total Return (1)                                       18.71%       28.19%      20.78%       17.89%       27.25%       20.35%
Ratios/Supplemental Data:
 Net Assets, End of Period (000 omitted) .........   $33,743      $12,965    $  6,358     $  9,457     $  2,218     $    190
Ratios to Average Net Assets # :
 Ratio of Expenses ...............................      1.74%        1.75%       1.75%        2.50%        2.51%        2.47%
 Ratio of Net Investment Income ..................     (0.07%)       0.32%       1.44%       (0.75%)      (0.30%)       0.80%
 Ratio of Expenses Without Waivers and
  Assumption of Expenses .........................      2.38%        2.84%       3.49%        2.91%        3.58%        3.83%
 Ratio of Net Investment Income Without
  Waivers and Assumptions ........................     (0.71%)      (0.77%)     (0.30%)      (1.16%)      (1.37%)      (0.56%)
Portfolio Turnover Rate ..........................       183%         170%        186%         183%         170%         186%


Chase Vista Funds
Financial Highlights
----------------------------------------------------------------------------------------------------------------------------------
                                                                                Southeast Asian Fund
                                                   -------------------------------------------------------------------------------
                                                                   Class A                                 Class B
                                                   --------------------------------------- ---------------------------------------
                                                           Year Ended           11/02/95*          Year Ended           11/03/95**
                                                   ---------------------------   Through   ---------------------------   Through
                                                      10/31/98      10/31/97     10/31/96     10/31/98      10/31/97     10/31/96
                                                   ------------- ------------- ----------- ------------- ------------- -----------
Per Share Operating Performance
Net Asset Value, Beginning of Period .............   $    8.07     $   11.97    $  10.00     $    7.95     $   11.89    $  10.01
                                                     ---------     ---------    --------     ---------     ---------    --------
 Income from Investment Operations:
  Net Investment Income ..........................       0.066         0.066      (0.013)       (0.015)        0.025      (0.055)
  Net Gains or (Losses) in Securities (both
   realized and unrealized) ......................      (1.992)       (3.305)      1.983        (1.930)       (3.315)      1.935
                                                     ----------    ----------   ---------    ---------     ----------   ---------
  Total from Investment Operations ...............      (1.926)       (3.239)      1.970        (1.945)       (3.290)      1.880
                                                     ----------    ----------   ---------    ---------     ----------   ---------
Less Distributions:
 Dividends from Net Investment Income ............          --            --          --            --            --          --
 Distributions from Realized Gains ...............          --          0.640         --            --          0.640         --
 Tax return of capital ...........................        0.054         0.021         --          0.025         0.010         --
                                                     ----------    ----------   ---------    ----------    ----------   ---------
Total Distributions ..............................        0.054         0.661         --          0.025         0.650         --
                                                     ----------    ----------   ---------    ----------    ----------   ---------
Net Asset Value, End of Period ...................   $     6.09     $    8.07   $   11.97    $     5.98    $     7.95   $   11.89
                                                     ==========    ==========   =========    ==========    ==========   =========
Total Return (1)                                        (23.85%)      (28.86%)      19.70%       (24.45%)      (29.48)      18.78%
Ratios/Supplemental Data:
 Net Assets, End of Period (000 omitted) .........   $   3,089     $   6,566    $   8,451    $      816    $    1,051   $   1,222
Ratios to Average Net Assets # :
 Ratio of Expenses ...............................        1.76%         1.75%        1.74%         2.51%         2.50%       2.52%
 Ratio of Net Investment Income ..................        0.82%         0.42%       (0.12%)       (0.16%)       (0.23%)     (0.90%)
 Ratio of Expenses Without Waivers and
  Assumption of Expenses .........................        4.01%         2.84%        3.26%         4.77%         3.60%       3.70%
 Ratio of Net Investment Income Without
  Waivers and Assumptions ........................       (1.43%)       (0.67%)      (1.64%)       (2.42%)       (1.33%)     (2.08%)
Portfolio Turnover Rate ..........................         316%          234%         149%          316%          234%        149%

-------
(1) Total return figures do not include the effect of any sales load.
 * Commencement of operations.
 ** Commencement of offering of class of shares.
 # Short periods have been annualized.

                       See notes to financial statements.

Chase Vista Funds
Financial Highlights (continued)
------------------------------------------------------------------------------------------------------------------------
                                                                                         Japan Fund
                                                                    ----------------------------------------------------
                                                                                   Class A                    Class B
                                                                    -------------------------------------- -------------
                                                                            Year Ended          11/02/95*   Year Ended
                                                                    --------------------------   Through   -------------
                                                                       10/31/98     10/31/97     10/31/96     10/31/98
                                                                    ------------- ------------ ----------- -------------
Per Share Operating Performance
Net Asset Value, Beginning of Period ..............................   $    9.52     $   9.42    $  10.00     $    9.42
                                                                      ---------     --------    --------     ---------
 Income from Investment Operations:
  Net Investment Income ...........................................        0.268        0.078    ( 0.083)         0.226
  Net Gains or (Losses) in Securities (both realized and
   unrealized) ....................................................       (2.903)       0.242     (0.497)        (2.897)
                                                                      ----------    ---------   --------     ----------
  Total from Investment Operations ................................       (2.635)       0.320     (0.580)        (2.671)
                                                                      ----------    ---------   --------     ----------
Less Distributions:
 Dividends from Net Investment Income .............................        0.263        0.220         --          0.221
 Distributions from Realized Gains ................................          --           --          --            --
 Tax return of capital ............................................        0.208          --          --          0.208
                                                                      ----------    ---------   --------     ----------
Total Distributions ...............................................        0.471        0.220         --          0.429
                                                                      ----------    ---------   --------     ----------
Net Asset Value, End of Period ....................................   $     6.41    $    9.52   $   9.42     $     6.32
                                                                      ==========    =========   ========     ==========
Total Return (1)                                                          (28.98%)       3.49%     (5.80%)       (29.53%)
Ratios/Supplemental Data:
 Net Assets, End of Period (000 omitted) ..........................   $    1,770    $   5,008   $   4,781    $      391
Ratios to Average Net Assets # :
 Ratio of Expenses ................................................         1.76%        1.75%       1.75%         2.51%
 Ratio of Net Investment Income ...................................        (0.56%)      (0.30%)     (0.91%)       (0.97%)
 Ratio of Expenses Without Waivers and Assumption of Expenses .....         3.79%        2.89%       3.60%         4.52%
 Ratio of Net Investment Income Without Waivers and
  Assumptions of Expenses .........................................        (2.59%)      (1.44%)     (2.76%)       (2.98%)
Portfolio Turnover Rate ...........................................          212%         217%        121%          212%


Chase Vista Funds
Financial Highlights (continued)
----------------------------------------------------------------------------------------------------------------------------------
                                                                           Japan Fund         Latin American Equity Fund
                                                                    ------------------------- --------------------------
                                                                             Class B             Class A       Class B
                                                                    ------------------------- ------------- -------------
                                                                     Year Ended    11/03/95**
                                                                    ------------    Through
                                                                      10/31/97     10/31/96      10/31/98      10/31/98
                                                                    ------------ ------------ ------------- -------------
Per Share Operating Performance
Net Asset Value, Beginning of Period ..............................   $   9.35     $  10.00     $   10.00     $   10.17
                                                                      --------     --------     ---------     ---------
 Income from Investment Operations:
  Net Investment Income ...........................................     (0.048)      (0.022)        0.186         0.141
  Net Gains or (Losses) in Securities (both realized and
   unrealized) ....................................................      0.298       (0.628)       (4.471)       (4.630)
                                                                      --------     --------     ----------    ---------
  Total from Investment Operations ................................      0.250       (0.650)       (4.285)       (4.489)
                                                                      --------     --------     ----------    ---------
Less Distributions:
 Dividends from Net Investment Income .............................      0.180           --         0.141         0.127
 Distributions from Realized Gains ................................         --           --            --            --
 Tax return of capital ............................................         --           --         0.024         0.024
                                                                      --------     --------     ----------    ---------
Total Distributions ...............................................      0.180           --         0.165         0.151
                                                                      --------     --------     ----------    ---------
Net Asset Value, End of Period ....................................   $   9.42     $   9.35     $    5.55     $    5.53
                                                                      ========     ========     ==========    =========
Total Return (1)                                                          2.72%       (6.50%)      (43.34%)      (44.59%)
Ratios/Supplemental Data:
 Net Assets, End of Period (000 omitted) ..........................   $  1,893     $    162     $   6,302     $      42
Ratios to Average Net Assets # :
 Ratio of Expenses ................................................       2.51%        2.52%         1.75%         2.53%
 Ratio of Net Investment Income ...................................      (5.73%)      (0.40%)        2.78%        (0.21%)
 Ratio of Expenses Without Waivers and Assumption of Expenses .....       3.66%        4.00%         3.80%         4.35%
 Ratio of Net Investment Income Without Waivers and
  Assumptions of Expenses .........................................      (6.88%)      (1.88%)        0.73%        (2.03%)
Portfolio Turnover Rate ...........................................        217%         121%           90%           90%

-------
(1) Total return figures do not include the effect of any sales load.
 *  Commencement of operations.
 ** Commencement of offering of class of shares.
  # Short periods have been annualized.

                       See notes to financial statements.

Chase Vista Funds
Financial Highlights (continued)
--------------------------------------------------------------------------------------------------------------------------
                                                                             International Equity Fund
                                                         -----------------------------------------------------------------
                                                                                      Class A
                                                         -----------------------------------------------------------------
                                                                                    Year Ended
                                                         -----------------------------------------------------------------
                                                           10/31/98      10/31/97     10/31/96     10/31/95     10/31/94
                                                         ------------ ------------- ------------ ------------ ------------
Per Share Operating Performance
Net Asset Value, Beginning of Period ...................   $ 12.11      $   12.38     $ 12.02      $ 12.31      $ 11.82
                                                           -------      ---------     -------      -------      -------
 Income from Investment Operations:
  Net Investment Income ................................    (0.090)       (0.046)@      0.056        0.039       (0.022)
  Net Gains or (Losses) in Securities (both realized
   and unrealized) .....................................      0.43          0.330       0.367       (0.190)       0.566
                                                           -------      ---------    --------      -------      -------
  Total from Investment Operations .....................      0.34         0.284        0.423       (0.151)       0.544
                                                           -------      ---------    --------      -------      -------
Less Distributions:
 Dividends from Net Investment Income ..................     0.070         0.036        0.063           --           --
 Distributions from Realized Gains .....................     0.301         0.520           --        0.137        0.054
                                                           -------     ---------     --------      -------      -------
Total Distributions ....................................     0.371         0.556        0.063        0.137        0.054
                                                           -------     ---------     --------      -------      -------
Net Asset Value, End of Period .........................   $ 12.08      $  12.11     $  12.38      $ 12.02      $ 12.31
                                                           =======     =========     ========      =======      =======
Total Return (1)                                              2.96%         2.27%        3.53%       (1.19%)       4.61%
Ratios/Supplemental Data:
 Net Assets, End of Period (000 omitted) ...............   $17,969      $ 23,267     $ 24,904      $26,287      $37,926
Ratios to Average Net Assets # :
 Ratio of Expenses .....................................      2.00%         2.01%        2.00%        2.01%        2.00%
 Ratio of Net Investment Income ........................     (0.47%)       (0.36%)      (0.03%)      (0.10%)      (0.27%)
 Ratio of Expenses Without Waivers and Assumption
 of Expenses ...........................................      3.39%         2.08%        2.86%        2.86%        2.86%
 Ratio of Net Investment Income Without Waivers
 and Assumptions of Expenses ...........................     (1.86%)       (0.43%)      (0.89%)      (0.95%)      (1.13%)



Chase Vista Funds
Financial Highlights (continued)
-------------------------------------------------------------------------------------------------------------------------------
                                                                               International Equity Fund
                                                         ----------------------------------------------------------------------
                                                                                        Class B
                                                         ----------------------------------------------------------------------
                                                                              Year Ended
                                                         ----------------------------------------------------     11/04/93**
                                                           10/31/98      10/31/97     10/31/96     10/31/95    Through 10/31/94
                                                         ------------ ------------- ------------ ------------ -----------------
Per Share Operating Performance
Net Asset Value, Beginning of Period ...................   $  11.94     $   12.24     $  11.89     $  12.23       $  11.69
                                                           --------     ---------     --------     --------       --------
 Income from Investment Operations:
  Net Investment Income ................................     (0.130)       (0.111)@      0.013       (0.026)        (0.053)
  Net Gains or (Losses) in Securities (both realized
   and unrealized) .....................................       0.42         0.330        0.350       (0.180)         0.647
                                                           --------     ---------     --------     --------       --------
  Total from Investment Operations .....................       0.29         0.219        0.363       (0.206)         0.594
                                                           --------     ---------     --------     --------       --------
Less Distributions:
 Dividends from Net Investment Income ..................     0.010             --           --           --             --
 Distributions from Realized Gains .....................     0.301          0.520        0.010        0.137          0.054
                                                           --------     ---------     --------     --------       --------
Total Distributions ....................................     0.311         0.520         0.010        0.137          0.054
                                                           --------     ---------     --------     --------       --------
Net Asset Value, End of Period .........................   $ 11.92      $   11.94     $  12.24     $  11.89       $  12.23
                                                           ========     =========     ========     ========       ========
Total Return (1)                                              2.56%          1.74%        3.03%       (1.61%)         5.09%
Ratios/Supplemental Data:
 Net Assets, End of Period (000 omitted) ...............   $ 7,433      $   7,989     $   7,819     $ 6,759       $  7,182
Ratios to Average Net Assets # :
 Ratio of Expenses .....................................      2.50%          2.51%         2.50%       2.50%          2.50%
 Ratio of Net Investment Income ........................     (0.94%)        (0.88%)       (0.43%)     (0.53%)        (0.94%)
 Ratio of Expenses Without Waivers and Assumption
 of Expenses ...........................................      3.90%          2.61%         3.36%       3.36%          3.36%
 Ratio of Net Investment Income Without Waivers
 and Assumptions of Expenses ...........................     (2.34%)        (0.98%)       (1.29%)     (1.39%)        (1.80%)

-------
(1) Total return figures do not include the effect of any sales load. ** Commencement of offering of class of shares.
  # Short periods have been annualized.
  @ Calculated using average shares outstanding.

                       See notes to financial statements.

Report of Independent Accountants
--------------------------------------------------------------------------------

To the Trustees and Shareholders of
Mutual Fund Group


In our opinion, the accompanying statement of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Chase Vista European Fund, Chase Vista Southeast Asian Fund, Chase Vista Japan Fund, Chase Vista Latin American Equity Fund, and Chase Vista International Equity Fund (separate portfolios of Mutual Fund Group, hereafter referred to as the "Trust") at October 31, 1998, the results of each of their operations for the year then ended (for the period December 1, 1997 (commencement of operations) through October 31, 1998 for Chase Vista Latin American Equity Fund), the changes in each of their net assets for each of the two years in the period then ended (for the period December 1, 1997 through October 31, 1998 for Chase Vista Latin American Equity Fund) and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.



PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
December 15, 1998

International Equity Portfolio
Portfolio of Investments October 31, 1998


Shares       Issuer                                Value (USD)
----------------------------------------------------------------
Long Term Investments -- 76.9%
----------------------------------------------------------------
             Common Stock -- 76.1%
             ------------------------------------
             Australia -- 0.4%
             Diversified -- 0.2%
   13,100    Lang Corp., LTD                      $    19,270
    6,000    Southcorp LTD                             19,129
                                                  -----------
                                                       38,399
                                                  -----------
             Financial Services -- 0.0%
  102,000      FXF Trust*                              12,127
             Food/Beverage Products -- 0.1%
   12,000      Foster's Brewing Group LTD              29,510
             Metals/Mining -- 0.0%
      800    Soul Pattinson & Company LTD,
              (Washington H.)                          12,014
             Multi-Media -- 0.1%
    4,000      Publishing & Broadcasting LTD           15,894
                                                  -----------
             Total Australia                          107,944
                                                  -----------
             Austria -- 0.5%
             Oil & Gas -- 0.5%
    1,973    Schoeller-Bleckmann Oilfield
               Equipment AG                           130,410
                                                  -----------
             Brazil -- 0.8%
             Telecommunications -- 0.8%
    2,700      Telecomunicacoes Brasileiras SA
                 Sponsored ADR, Preferred Block*      205,200
             Utilities -- 0.0%
      500      Centrais Geradoras do Sul do Brazil
                 SA, ADR*                               2,829
                                                  -----------
             Total Brazil                             208,029
                                                  -----------
             Finland -- 2.1%
             Food/Beverage Products -- 0.3%
    5,866      Raisio Group PLC                        78,850
             Telecommunications -- 1.8%
    5,065      Nokia OYJ, A Shares                    461,597
                                                  -----------
             Total Finland                            540,447
                                                  -----------
             France -- 10.0%
             Appliances & Household Durables -- 0.6%
    9,553      Moulinex*                              161,979


                       See notes to financial statements.

International Equity Portfolio
Portfolio of Investments October 31, 1998 (continued)


Shares      Issuer                               Value (USD)
--------------------------------------------------------------
Long Term Investments -- (continued)
--------------------------------------------------------------
            Automotive -- 1.6%
   1,975      Equipments et Composants pour
                l'Industries Automobile         $   375,050
            Banking -- 1.0%
   3,760      Credit Commercial de France           264,085
            Computer Software/Services -- 1.4%
   2,373      Cap Gemini Sogeti SA                  356,659
            Diversified -- 1.9%
  12,118      Lagardere SA                          487,721
            Entertainment/Leisure -- 0.0%
     390      Parc Asterix, SA                        9,821
            Insurance -- 0.7%
   5,560      CNP Assurances                        189,050
            Oil & Gas -- 2.5%
   2,820      Elf Aquitaine SA                      326,384
   2,680    Total SA, B Shares                      309,216
                                                -----------
                                                    635,600
                                                -----------
            Retailing -- 0.3%
     369    Castorama Dubois Investisse              65,822
                                                -----------
            Total France                          2,545,787
                                                -----------
            Germany -- 10.4%
            Automotive -- 0.8%
   9,670      Kolbenschmidt Pierburg AG             203,198
            Banking -- 1.0%
   6,652      BHF-Bank AG                           256,062
            Capital Goods -- 0.7%
   1,900      Mannesmann AG                         187,006
            Food/Beverage Products -- 2.2%
  12,349      Kamps AG*                             560,742
            Insurance -- 2.6%
     900      Allianz AG, Vinkulierte Registered
                Shares                              308,677
     703      Muenchener Rueckversicherungs-
                Gesellschaft AG*                    321,764
      56      Muenchener Rueckversicherungs-
                Gesellschaft AG, New Shares*         25,496
                                                -----------
                                                    655,937
                                                -----------

                         See notes to financial statements.

International Equity Portfolio
Portfolio of Investments October 31, 1998 (continued)


Shares      Issuer                                   Value (USD)
------------------------------------------------------------------
Long Term Investments -- (continued)
------------------------------------------------------------------
            Pharmaceuticals -- 0.4%
   1,200      Gehe AG                               $    90,212
            Telecommunications -- 2.7%
   2,400      MobilCom AG                               702,059
                                                    -----------
            Total Germany                             2,655,216
                                                    -----------
            Greece -- 0.2%
            Telecommunications -- 0.2%
   2,211      STET Hellas Telecommunications SA
                ADR*                                     58,039
                                                    -----------
            Ireland -- 2.0%
            Banking -- 0.5%
   7,500      Bank of Ireland                           137,139
            Computer Software/Services -- 0.4%
   3,888      IONA Technologies PLC, ADR*               103,032
            Real Estate -- 0.4%
  20,733      Green Property PLC                        104,102
            Telecommunications -- 0.7%
   5,824      Esat Telecom Group PLC, ADR*              176,176
                                                    -----------
            Total Ireland                               520,449
                                                    -----------
            Italy -- 5.3%
            Banking -- 0.5%
   9,094      Istituto Bancario San Paolo di Torino     134,983
            Printing & Publishing -- 2.2%
  72,665      Poligrafici Editoriale SPA                151,549
 488,300      Seat Pagine Gialle SPA*                   401,220
                                                    -----------
                                                        552,769
                                                    -----------
            Telecommunications -- 2.6%
 275,000      Olivetti Group SPA*                       676,165
                                                    -----------
            Total Italy                               1,363,917
                                                    -----------
            Japan -- 8.5%
            Consumer Products/Services -- 2.5%
      11      Japan Tobacco, Inc.                        92,300
   9,000      KAO Corp.                                 182,419
   1,600      Nintendo Company LTD                      136,042
   2,000      Secom Co., LTD                            148,581
   1,800      Uni-Charm Corp.                            81,934
                                                    -----------
                                                        641,276
                                                    -----------

                       See notes to financial statements.

International Equity Portfolio
Portfolio of Investments October 31, 1998 (continued)


Shares      Issuer                                     Value (USD)
--------------------------------------------------------------------
Long Term Investments -- (continued)
--------------------------------------------------------------------
            Electronics/Electrical Equipment -- 2.2%
   4,000      Hosiden Corp.                           $   65,272
   3,800      Mabuchi Motor                              248,035
   4,000      Mitsumi Electric Company LTD                71,456
   5,000      Murata Manufacturing Co., LTD              168,764
                                                      ----------
                                                         553,527
                                                      ----------
            Food/Beverage Products -- 0.3%
   4,000      Nissin Food Products, Co., LTD              79,529
            Health Care/Health Care Services -- 0.8%
   6,000      Takeda Chemical Industries                 195,302
            Manufacturing -- 0.2%
   2,000      Fuji Machine Manufacturing Co., LTD         58,917
            Oil & Gas -- 0.5%
  37,000      Osaka Gas Co.                              118,847
             Pharmaceuticals -- 0.4%
   9,000      Fujisawa Pharmaceutical Co., LTD           106,282
            Photographic Equipment -- 0.7%
   5,000      Fuji Photo Film                            183,364
            Shipping/Transportation -- 0.3%
      13      East Japan Railway Co.                      77,150
            Telecommunications -- 0.6%
       4      NTT Mobile Communication
                Network, Inc.                            144,630
                                                      ----------
            Total Japan                                2,158,824
                                                      ----------
            Malta -- 0.9%
            Telecommunications -- 0.9%
  20,000      Maltacom PLC GDR                           230,000
                                                      ----------
            Netherlands -- 4.3%
            Business Services -- 1.0%
  12,460      Koninklijke Ahrend Groep NV                252,680
            Computer Software/Services -- 1.0%
   8,100      Ordina Beheer NV*                          210,637
  12,000      Tas Groep NV*                               54,578
                                                      ----------
                                                         265,215
                                                      ----------
            Food/Beverage Products -- 0.7%
   7,284      Laurus NV                                  183,169

                       See notes to financial statements.

International Equity Portfolio
Portfolio of Investments October 31, 1998 (continued)


Shares      Issuer                                 Value (USD)
----------------------------------------------------------------
Long Term Investments -- (continued)
----------------------------------------------------------------
            Printing & Publishing -- 1.2%
   8,500      Verenigde Nederlandse
                Uitgeversbedrijvan Verenigd Bezit $   293,809
            Retailing -- 0.4%
   4,230      Vendex International, NV                114,081
                                                  -----------
            Total Netherlands                       1,108,954
                                                  -----------
            Portugal -- 2.3%
            Banking -- 1.9%
  15,700      Banco Comercial Portugues, SA           491,471
            Construction -- 0.4%
   1,800      Brisa-Auto Estradas de Portugal, SA      87,185
                                                  -----------
            Total Portugal                            578,656
                                                  -----------
            Spain -- 3.0%
            Construction -- 0.8%
   6,100      ACS, Actividades de Construccion y
                Servicios, SA                         194,658
            Consumer Products/Services -- 0.2%
   4,070      Corp., Financiera Reunida, SA*           48,831
            Telecommunications -- 1.4%
   8,090      Telephonica de Espana                   365,273
            Utilities -- 0.6%
   6,400      Endesa SA                               161,295
                                                  -----------
            Total Spain                               770,057
                                                  -----------
            Sweden -- 1.2%
            Insurance -- 1.2%
  23,570      Skandia Forsakrings AB                  300,495
                                                  -----------
            Switzerland -- 5.3%
            Pharmaceuticals -- 4.3%
     290      Novartis AG (Registered)                521,944
      50      Roche Holding AG                        582,725
                                                  -----------
                                                    1,104,669
                                                  -----------
            Photographic Equipment -- 1.0%
     813      Fotolabo SA                             250,071
                                                  -----------
            Total Switzerland                       1,354,740
                                                  -----------

                       See notes to financial statements.

International Equity Portfolio
Portfolio of Investments October 31, 1998 (continued)


Shares      Issuer                                     Value (USD)
--------------------------------------------------------------------
Long Term Investments -- (continued)
--------------------------------------------------------------------
            Thailand -- 0.2%
            Oil & Gas -- 0.1%
   2,100      PTT Exploration and Production
                Public Co., LTD (Foreign)             $   20,231
            Utilities -- 0.1%
  10,700      Electricity Generating Public Co.,
                LTD* (Foreign)                            28,246
                                                      ----------
            Total Thailand                                48,477
                                                      ----------
            United Kingdom -- 18.7%
            Aerospace -- 2.3%
  79,712      British Aerospace PLC                      598,025
            Business Services -- 0.0%
       6      Delphi Group PLC                                27
            Construction -- 0.4%
   13,050     Berkeley Group PLC                         111,502
            Electronics/Electrical Equipment -- 1.0%
  32,300      General Electric Company PLC               260,107
            Entertainment/Leisure -- 0.8%
  14,550      Granada Group PLC                          214,870
            Financial Services -- 0.1%
   3,000      Legal & General Group PLC                   35,549
            Hotels/Other Lodging -- 0.8%
 113,640      Jarvis Hotels PLC                          194,003
            Oil & Gas -- 4.3%
  28,249      British Petroleum Co., PLC                 422,923
  88,864      British-Borneo Petroleum Syndicate
                PLC                                      333,903
  54,000      Shell Transport & Trading PLC              325,367
                                                      ----------
                                                       1,082,193
                                                      ----------
            Pharmaceuticals -- 2.7%
  13,930      Glaxo Wellcome PLC                         432,720
  19,800      SmithKline Beecham PLC                     245,893
                                                      ----------
                                                         678,613
                                                      ----------
            Printing & Publishing -- 1.4%
  32,408      Jarvis Porter Group, PLC                   340,093
            Real Estate -- 0.1%
   9,700      TBI PLC                                     15,504

                       See notes to financial statements.

International Equity Portfolio
Portfolio of Investments October 31, 1998 (continued)


Shares       Issuer                                  Value (USD)
------------------------------------------------------------------
Long Term Investments -- (continued)
------------------------------------------------------------------
             Telecommunications -- 3.8%
   54,800      Securicor PLC                        $   405,397
   42,699      Vodafone Group PLC                       571,008
                                                    -----------
                                                        976,405
                                                    -----------
             Utilities -- 1.0%
  133,034      Centrica PLC*                            260,511
                                                    -----------
             Total United Kingdom                     4,767,402
                                                    -----------
             Total Common Stock                      19,447,843
             (Cost $18,651,475)
                                                    -----------

             Convertible Preferred Stock -- 0.0%
             --------------------------------------
             Malaysia -- 0.0%
             Construction -- 0.0%
   60,000      Sunway Building Technology, Bhd,
                 3.0% (RULS), Redeemable
                 Unsecured Loan Stock                    11,763
            (Cost $24,077)
                                                    -----------

             Warrants -- 0.0%
             --------------------------------------
             Germany -- 0.0%
             Insurance -- 0.0%
       56      Muenchener Rueckversicherungs-
                 Gesellschaft AG, Expires 06/03/02        2,435
                                                    -----------
             Hong Kong -- 0.0%
             Diversified -- 0.0%
      100      Wharf Holdings LTD, Expires 12/31/99          12
                                                    -----------
             Total Warrants                               2,447
             (Cost $0)
                                                    -----------

                       See notes to financial statements.

International Equity Portfolio
Portfolio of Investments October 31, 1998 (continued)


Principal
Amount
(Local
Currency)     Issuer                                     Value (USD)
----------------------------------------------------------------------
Long-Term Investments --(continued)
----------------------------------------------------------------------
              Convertible Corporate Notes & Bonds -- 0.8%
              -------------------------------------------
              Germany -- 0.1%
              Automotive -- 0.1%
     8,800      Daimler Benz AG, 5.75% due
                  06/14/02                              $     7,170
                                                        -----------
              Poland -- 0.7%
              Electronics/Electrical Equipment -- 0.7%
   304,000      Elektrim Spolka Akcyjna SA, 2.00%
                  due 05/30/04 #                             188,428
                                                         -----------
              Total Convertible Corporate
              Notes & Bonds
              (Cost $195,361)                                195,598
====================================================================
              Total Long Term Investments                 19,657,651
              (Cost $18,870,913)
====================================================================
Short Term Investments -- 7.1%
------------------------------
              Time Deposit -- 7.1%
              --------------------
      (USD)   Germany -- 7.1%
 1,815,815      Deutsche Bank Financial 3.30% due
                  11/02/98                                1,815,981
              (Cost $1,815,981)
===================================================================
              Total Investments -- 84.0%                $21,473,632
              (Cost $20,686,894)
===================================================================

Long Futures Outstanding
-------------------------

                                            Original       Notional       Unrealized
 Number of                   Expiration     Notional       Value at      Appreciation
 Contracts    Description       Date         Value         10/31/98     (Depreciation)
----------- --------------- ------------ -------------  -------------  ---------------
36          SIMEX
             Nikkei 225     December
             Index Future   1998         $2,146,521     $2,089,322        $ (57,199)
12          IBEX 35 Plus    November
             Index Future   1998         $  692,944     $  750,618        $  57,674

Short Futures Outstanding
-------------------------
 2          DTB DAX         December
             Index Future   1998         $  517,058     $  569,410        $ (52,352)
                                                                          ---------
                                                                          $ (51,877)
                                                                          =========

                       See notes to financial statements.

International Equity Portfolio
Portfolio of Investments October 31, 1998 (continued)

Index

*--Non-income producing securities.
#--Security may only be sold to institutional buyers.
ADR--American Depositary Receipt
GDR--Global Depositary Receipt


                       See notes to financial statements.

International Equity Portfolio
Statement of Assets and Liabilities October 31, 1998
--------------------------------------------------------------------------------

ASSETS:
  Investment securities, at value (Note 1) .......... $21,473,632
  Cash ..............................................     810,492
  Foreign cash (Cost $2,777,308) ....................   2,758,307
  Segregated Cash -- Futures Contracts ..............     621,015
  Receivables:
   Open forward currency contracts ..................     896,430
   Investment securities sold .......................     486,227
   Interest and dividends ...........................      44,389
  Other assets ......................................         472
                                                      -----------
     Total assets ...................................  27,090,964
                                                      -----------
LIABILITIES:
  Payables:
   Variation Margin .................................      51,877
   Investment securities purchased ..................     703,980
   Open forward currency contracts ..................     667,264
  Accrued liabilities: (Note 2)
   Custodian ........................................       7,358
   Other ............................................     107,928
                                                      -----------
     Total Liabilities ..............................   1,538,407
                                                      -----------
  NET ASSETS APPLICABLE TO INVESTORS'
     BENEFICIAL INTERESTS ........................... $25,552,557
                                                      ===========
   Cost of Investments ...............................$20,686,894
                                                      ===========

                       See notes to financial statements.

International Equity Portfolio
Statement of Operations For the year ended October 31, 1998
--------------------------------------------------------------------------------


INVESTMENT INCOME:
  Dividend ...............................................  $  451,625
  Interest ...............................................      36,020
  Foreign taxes withheld .................................     (45,266)
                                                            ----------
   Total investment income ...............................     442,379
                                                            ----------
EXPENSES: (Note 2)
  Investment Advisory fees ...............................     277,625
  Administration fees ....................................      13,881
  Custodian fees .........................................      42,115
  Amortization of organization costs (Note 1) ............      11,421
  Professional fees ......................................      89,751
  Trustees fees ..........................................         555
  Other ..................................................      94,513
                                                            ----------
    Total expenses .......................................     529,861
                                                            ----------
  Less amounts waived ....................................     291,506
                                                            ----------
   Net Expenses ..........................................     238,355
                                                            ----------
    Net investment income ................................     204,024
                                                            ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain (loss) on:
   Investments ...........................................   1,447,618
   Futures contracts .....................................    (109,992)
   Foreign currency transactions .........................    (228,145)
Change in net unrealized appreciation on:
    Investments ..........................................      49,633
    Futures transactions .................................     (51,877)
    Foreign currency contracts and transactions ..........     436,785
                                                            ----------
  Net realized and unrealized gain .......................   1,544,022
                                                            ----------
  Net increase in net assets from operations .............  $1,748,046
                                                            ==========

                       See notes to financial statements.

International Equity Portfolio
Statement of Changes in Net Assets For the periods indicated
--------------------------------------------------------------------------------


                                                           Year Ended October 31,
                                                     -----------------------------------
                                                           1998               1997
                                                     ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income ..........................   $   204,024        $   272,824
  Net realized gain on investments ...............     1,109,481          1,200,585
  Change in net unrealized appreciation on
    investments futures and foreign
    currency transactions ........................       434,541                392
                                                     -----------        -----------
  Increase in net assets from operations .........     1,748,046          1,473,801
                                                     -----------        -----------
TRANSACTIONS IN INVESTORS'
BENEFICIAL INTEREST:
  Contributions ..................................    30,176,381         21,249,908
  Withdrawals ....................................   (37,783,446)       (23,632,110)
                                                     -----------        -----------
  Net decrease from transactions in
    investors' beneficial interests ..............    (7,607,065)        (2,382,202)
                                                     -----------        -----------
    Net decrease in net assets ...................    (5,859,019)          (908,401)
NET ASSETS:
  Beginning of period ............................    31,411,576         32,319,977
                                                     -----------        -----------
  End of period ..................................   $25,552,557        $31,411,576
                                                     ===========        ===========

                       See notes to financial statements.

International Equity Portfolio
Notes to Financial Statements
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies -- International Equity Portfolio (the "Portfolio") ("IEP") is separately registered under the Investment Company Act of 1940, as amended, as a non-diversified, open end management investment company organized as a trust under the Laws of the State of New York. The declaration of trust permits the Trustees to issue beneficial interests in the Portfolio. The Portfolio commenced operations on December 29, 1992.

    The following is a summary of significant accounting policies followed by the Portfolio:

    The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    Investments in international markets may involve certain considerations and risks not typically associated with investments in the United States. Future economic and political developments in foreign countries could adversely affect the liquidity or value, or both, of such securities in which the Portfolio is invested.

    A. Valuation of Investments -- Equity securities, purchased options and futures contracts are valued at the last sale price on the exchange on which they are primarily traded, including the NASDAQ National Market. Securities for which sale prices are not available and other over-the-counter securities are valued at the last quoted bid price. Bonds and other fixed income securities (other than short-term obligations), including listed issues, are valued on the basis of valuations supplied by pricing services or by matrix pricing systems of a major dealer in bonds. Short-term debt securities with 61 days or more to maturity at time of purchase are valued, through the 61st day prior to maturity, at market value based on quotations obtained from market makers or other appropriate sources; thereafter, the value on the 61st day is amortized on a straight-line basis over the remaining number of days to maturity. Short-term investments with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

    B. Repurchase Agreements -- It is the Trust's policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Trust's custodian bank, subcustodian or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Trusts may be delayed or limited.

    C. Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency contracts (obligations to purchase or sell foreign currency in the future on a date and price fixed at the time the contracts are entered into) to hedge the Portfolio against fluctuations in the value of its assets or liabilities due to change in the value of foreign currencies. Each day the forward contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market". When the forward contract is closed, or the delivery of the currency is made or taken, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The Portfolio is subject to off-balance sheet risk to the extent of the value of the contracts for purchases of foreign currency and in an unlimited amount for sales of foreign currency.

    D. Foreign Currency Translation -- The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars

International Equity Portfolio
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

    at the prevailing exchange rates, or at the mean of the current bid and asked prices, of such currencies against the U.S. dollar as quoted by a major bank, on the following basis:

        1. Market value of investment securities and other assets and liabilities: at the rate of exchange at the balance sheet date.

        2. Purchases and sales of investment securities, income and expenses: at the rates of exchange prevailing on the respective dates of such transactions.

    Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the periods, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the year. Accordingly, such realized foreign currency gains (losses) are included in the reported net realized losses on security transactions.

    Reported realized foreign exchange gains or losses arise from disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies which are held at period end.

    E. Futures Contracts -- When the Portfolio enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the Portfolio makes (or receives) additional cash payments daily to the broker. Changes in the value of the contract are recorded as unrealized appreciation/depreciation until the contract is closed or settled.

    Index futures contracts are used to control the asset mix of the Portfolio in the most efficient manner, allowing the Portfolio to adjust country exposures while incurring minimal transaction costs. Short index futures contracts are used for hedging purposes, i.e. to reduce the exposure to equities. Long index futures contracts are used to gain exposure to equities, when it is anticipated that this will be more efficient than buying stocks directly.

    Use of long futures contracts subjects the Portfolio to risk of loss up to the nominal value of the contract, use of short futures contracts subjects the Portfolio to unlimited losses.

    The Portfolio may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Fund's credit risk is limited to failure of the exchange or board of trade.

    As of October 31, 1998, the Portfolio had outstanding futures contracts as described in the Portfolio of Investments.

    F. Security Transactions and Investment Income -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.

    G. Federal Income Taxes -- The Portfolio intends to continue to qualify as a partnership and therefore net income and net realized gains are taxed to the partners. Accordingly, no tax provision is recorded by the Portfolio. The investors in the Portfolio must take into account their proportionate share of the Portfolio's income, gains, losses, deductions, credits and tax preference items in computing their federal

International Equity Portfolio
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

    income tax liability, without regard to whether they have received any cash distributions from the Portfolio. The Portfolio does not intend to distribute to investors its net investment income or its net realized gains, if any. It is intended that the Portfolio will be managed in such a way that investors in the Portfolio will be able to satisfy the requirements of subchapter M of the Internal Revenue Code to be taxed as regulated investment companies.

2. Fees and Other Transactions with Affiliates

    A. Investment Advisory Fee -- Pursuant to an Investment Advisory Agreement, The Chase Manhattan Bank ("Chase" or the "Advisor") acts as the Investment Advisor to the Portfolio. Chase is a direct wholly-owned subsidiary of The Chase Manhattan Corporation. As Investment Advisor, Chase supervises the investments of the Portfolio and for such services is paid a fee. The fee is computed daily and paid monthly at an annual rate equal to 1.00% of the Portfolio's average daily net assets. For the year ended October 31, 1998, the Advisor voluntarily waived all of its fees for the Portfolio.

    Chase Asset Management, Inc. ("CAM"), a registered investment advisor, is the sub-investment advisor to the Portfolio pursuant to a Sub-Investment Advisory Agreement between CAM and Chase. CAM is a wholly owned subsidiary of Chase and is entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.50% of the Portfolio's average daily net assets.

    B. Custodial Fees -- Chase, as Custodian, provides safekeeping services for the Portfolio's securities. Compensation for such services are presented in the Statement of Operations as custodian fees.

    C. Administration Fee -- Pursuant to an Administration Agreement, Chase (the "Administrator") provides certain administration services to the Portfolio. For these services and facilities, the Administrator receives from the Portfolio a fee computed at the annual rate equal to 0.05% of the Portfolio's average daily net assets. For the year ended October 31, 1998, the Administrator voluntarily waived all of its fees for the Portfolio.

3. Investment Transactions -- For the year ended October 31, 1998, purchases and sales of investments (excluding short-term investments) were as follows:


Purchases (excluding U.S. Government) .........   $30,176,381
Sales (excluding U.S. Government) .............    37,783,446

The portfolio turnover rate of IEP for the year ended October 31, 1998, was 182.47%.

International Equity Portfolio
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

4. Open Forward Foreign Currency Contracts -- The following forward foreign currency contracts were open at October 31, 1998.



        Contract                   Contract                               Unrealized
         Amount                     Amount               Settlement      Gain (Loss)
    Purchased/(Sold)          Sold/(Purchased)             Date             (USD)
------------------------ ---------------------------   ------------   ---------------
Unrealized Gain
----------------------
  156,000,000     (JPY)            722,105   (GBP)         12/09/98       $ 141,759
  118,500,000     (JPY)            592,382   (GBP)         12/09/98          34,430
  234,000,000     (JPY)          2,931,596   (DEM)         12/10/98         248,292
      692,000     (GBP)      1,882,599,840   (ITL)         11/10/98           9,091
3,112,010,000     (ITL)          1,100,000   (GBP)         11/10/98          58,408
   62,500,000     (JPY)            463,375   (USD)         11/10/98          74,248
  263,202,500     (JPY)           1933,855   (USD)         11/10/98         330,202
                                                                          ---------
                                                                          $ 896,430
                                                                          =========
Unrealized Loss
------------------------
      346,667     (GBP)         78,000,000   (JPY)         12/09/98       $ (94,906)
   (1,410,000)    (HKD)           (182,029)  (USD)         11/03/98              (2)
    1,984,670     (DEM)        156,000,000   (JPY)         12/10/98        (147,212)
      991,824     (DEM)         78,000,000   (JPY)         12/10/98         (73,915)
    2,440,742     (DEM)            885,000   (GBP)         12/10/98          (1,281)
    3,688,740     (DEM)          1,350,000   (GBP)         12/11/98         (22,571)
      408,000     (GBP)      1,142,440,800   (ITL)         11/10/98         (14,446)
 (325,702,500)    (JPY)         (2,488,748)  (USD)         11/10/98        (312,931)
                                                                         ----------
                                                                         $ (667,264)
                                                                         ==========

--------------
DEM--German Deutsche Mark
GBP--Great British Pound
HKD--Hong Kong Dollar
ITL--Italian Lira
JPY--Japanese Yen
THB--Thai Baht
USD--United States Dollar


5. Retirement Plan -- The Portfolio has adopted an unfunded noncontributory defined benefit pension plan covering all independent trustees of the Portfolio who will have served as independent trustees for at least five years at the time of retirement. Benefits under this plan are based on compensation and years of service. Pension expenses for the year ended October 31, 1998, included in Trustees Fees in the Statement of Operations, and accrued pension liability included in other accrued liabilities, in the Statement of Assets and Liabilities were $236 and $1,069, respectively.

International Equity Portfolio
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

6. Foreign Cash Positions

                                                                                 Net
                                                                 Market      Unrealized
                                       Local         Cost         Value      Gain (Loss)
             Currency                Currency        (USD)        (USD)         (USD)
--------------------------------- -------------- ------------ ------------ --------------
Australian Dollar ...............       45,127    $    3,791   $    3,875    $     84
Austrian Schilling ..............          828           510          519           9
Belgian Franc ...................        5,822           172          170          (2)
British Pound Sterling ..........      322,540       550,068      539,835     (10,233)
Deutsche Mark ...................    2,056,048     1,243,406    1,241,500      (1,906)
Finnish Markka ..................        4,919           989          977         (12)
French Franc ....................      186,486        33,624       33,567         (57)
Greek Drachma ...................        4,250            13           15           2
Hong Kong Dollar ................    1,413,340       182,460      182,484          24
Indonesian Rupiah ...............      961,005           282          126        (156)
Irish Punt ......................          734         1,076        1,103          27
Italian Lira ....................  622,481,318       388,421      379,712      (8,709)
Japanese Yen ....................      580,397         5,060        4,985         (75)
New Mexican Peso ................      949,585        90,594       93,972       3,378
Netherlands Guilder .............      126,259        67,784       67,558        (226)
Philippine Peso .................      154,056         3,566        3,818         252
Portuguese Escudo ...............      468,635         2,724        2,758          34
Singapore Dollar ................       68,892        42,400       42,330         (70)
Swedish Krona ...................       85,903        11,096       11,007         (89)
Swiss Franc .....................      160,862       119,387      118,656        (731)
Spanish Peseta ..................    4,115,920        29,772       29,220        (552)
Thai Baht .......................        4,382           113          120           7
                                                  ----------   ----------    ----------
                                                  $2,777,308   $2,758,307    $(19,001)
                                                  ==========   ==========    ==========

7. Bank Borrowings -- The Portfolio may borrow money for temporary or emergency purposes. Any borrowings representing more than 5% of the Portfolio's total assets must be repaid before the Portfolio may make additional investments. The Portfolio has entered into an agreement, enabling it to participate with other Chase Vista Funds in an unsecured line of credit with a syndicate of banks, which permits borrowings up to $350 million, collectively. Interest is charged to the Portfolio based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.35%. The Portfolio also pays a commitment fee of 0.055% per annum on the average daily amount of the available commitment, which is allocated, on a pro-rata basis to the Portfolio. The commitment fee is included in Other expenses on the Statement of Operations. Borrowings are payable on demand.

The Portfolio had no borrowings outstanding at October 31, 1998, nor at any time during the year.

Report of Independent Accountants
--------------------------------------------------------------------------------

To the Trustees and Shareholders of
International Equity Portfolio


In our opinion the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of International Equity Portfolio (the "Portfolio") at October 31, 1998, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.



PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
December 15, 1998

Chase Vista European Fund           Unaudited
Chase Vista Southeast Asian Fund
Chase Vista Japan Fund
Chase Vista Latin American Fund
Chase Vista International Equity Fund
--------------------------------------------------------------------------------

Certain tax information regarding the Chase Vista Mutual Funds is required to be provided to shareholders based upon the Funds' income and distributions for the taxable year ended October 31, 1998. The information and distributions reported in this letter may differ from the information and distributions taxable reported to the shareholders for the calendar year ending December 31, 1998. The information necessary to complete your income tax returns for the calendar year ending December 31, 1998 will be received under separate cover.

FOR THE FISCAL YEAR ENDED OCTOBER 31, 1998.

The following represents the source and percentage of income earned from government obligations by the Funds:


                                                                                                        Long-Term
                                                                                                      Capital Gains
                                                         Federal Home Loan     Federal Mortgage     Distributions Per
Chase Vista Fund           U.S. Treasury Obligations            Bank              Corporation             Share
-----------------------   ---------------------------   -------------------   ------------------   ------------------
European                               --                        --                    --                 $0.45
Southeast Asian                        --                        --                    --                    --
Japan                                  --                        --                    --                    --
Latin American Equity                  --                      9.48%                 0.36%                   --
International Equity                 0.12%                       --                    --                 $0.30

                       See notes to financial statements.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Chase Vista Funds Service Center
P.O. Box 419392
Kansas City, MO 64179

Investment Adviser, Administrator,
Shareholder and Fund Servicing Agent
and Custodian
The Chase Manhattan Bank

Distributor
Vista Fund Distributors, Inc.

Transfer Agent
DST Systems, Inc.

Legal Counsel
Simpson Thacher & Bartlett

Independent Accountants
PricewaterhouseCoopers LLP

Chase Vista Funds are distributed by Vista Fund Distributors, Inc., which is unaffiliated with The Chase Manhattan Bank. Chase and its respective affiliates receive compensation from Chase Vista Funds for providing investment advisory and other services.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by a prospectus.

To obtain a prospectus for any of the Chase Vista Funds, call 1-800-34-VISTA. The prospectus contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

(C) The Chase Manhattan Bank, 1998, 1999.                          December 1998


Chase Vista Funds
Fulfillment Center
393 Manley Street
West Bridgewater, MA 02379-1039